    As filed with the Securities and Exchange Commission on April 28, 2004.

                               File No. 333-40320
                               File No. 811-8260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                        Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No.5 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                 Amendment No. 5                         [ ]

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                        Margaret Gallardo-Cortez, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on pursuant to paragraph (a)(i) of Rule 485

The index to attached exhibits is found following the signature pages.

PROSPECTUS                                                           MAY 1, 2004

                         MEMBERS CHOICE VARIABLE ANNUITY

              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       CUNA MUTUAL LIFE INSURANCE COMPANY

Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended.


The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract Value to the Payout Date, and will affect the size of variable Income Payments after the Payout Date. You bear the entire investment risk on any amounts you allocate to the Variable Account.


The following mutual funds are available through the Subaccounts of the CUNA Mutual Life Variable Annuity Account:

ULTRA SERIES FUND

         -        Money Market Fund

         -        Bond Fund

         -        High Income Fund

         -        Balanced Fund

         -        Growth and Income Stock Fund

         -        Capital Appreciation Stock Fund

         -        Mid-Cap Stock Fund

         -        Multi-Cap Growth Stock Fund

         -        International Stock Fund

         -        Global Securities Fund

This Prospectus is accompanied by a current prospectus for the Ultra Series
Fund.


The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2004 free of charge by contacting the Company. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


Investment in a variable annuity contract is subject to risks, including the possible loss of money. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.


CUNA BROKERAGE SERVICES, INC. ("CUNA BROKERAGE") SERVES AS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE CONTRACT. MORE INFORMATION ABOUT CUNA BROKERAGE AND ITS REGISTERED PERSONS IS AVAILABLE AT HTTP://WWW.NASD.COM OR BY CALLING 1-800-289-9999. YOU CAN ALSO OBTAIN AN INVESTOR BROCHURE FROM NASD, INC. DESCRIBING ITS PUBLIC DISCLOSURE PROGRAM.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


DEFINITIONS..........................................       1

EXPENSE TABLES.......................................       3

SUMMARY..............................................       6

   The Contract......................................       6
   Charges and Deductions............................       7
   Payout Provisions.................................       8
   Federal Tax Status................................       8

THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS......       8
   CUNA Mutual Life Insurance Company................       8
   CUNA Mutual Life Variable Annuity Account.........       9
   The Underlying Funds..............................       9
   The Ultra Series Fund.............................       9
   Availability of Funds.............................      10
   Revenue Sharing...................................      10
   Voting Rights.....................................      11
   Material Conflicts................................      11
   Substitution of Securities........................      11

DESCRIPTION OF THE CONTRACT..........................      12

   Issuance of a Contract............................      12
   Right to Examine..................................      12
   Purchase Payments.................................      12
   Allocation of Purchase Payments...................      12
   Contract Value....................................      13
   Transfer Privileges...............................      14
   Surrenders (Redemption) and Partial
    Withdrawals......................................      16
   Contract Loans....................................      17
   Death Benefit Before the Payout Date..............      17
   Proportional Adjustment for Partial
    Withdrawals......................................      18

MISCELLANEOUS MATTERS................................      19

   Payments..........................................      19
   Modification......................................      19
   Reports to Owners.................................      20
   Inquiries.........................................      20

INCOME PAYMENT OPTIONS...............................      20

   Payout Date and Proceeds..........................      20
   Election of Income Payment Options................      20
   Fixed Income Payments.............................      21
   Variable Income Payments..........................      21
   Description of Income Payment Options.............      21
   Death Benefit After the Payout Date...............      23

CHARGES AND DEDUCTIONS...............................      24

   Mortality and Expense Risk Charges................      24
   Fund Expenses.....................................      24
   Annual Contract Fee...............................      24
   Transfer Processing Fee...........................      24
   Lost Contract Request.............................      25
   Premium Taxes.....................................      25
   Other Taxes.......................................      25

RIDERS AND ENDORSEMENTS..............................      25
   Maximum Anniversary Value Death Benefit...........      25
   5% Annual Guarantee Death Benefit.................      26
   Minimum Death Benefit Guarantee Rider.............      26
   Enhanced Death Benefit Rider Charges..............      26

DISTRIBUTION OF THE CONTRACT.........................      27

ADVERTISING AND SUBACCOUNT PERFORMANCE SUMMARY.......      28

FEDERAL TAX MATTERS..................................      29
   Introduction......................................      29
   Tax Status of the Contract........................      29
   Taxation of Annuities.............................      31
   Separate Account Charges..........................      33
   Transfers, Assignments, or Exchanges of a
    Contract.........................................      33
   Withholding.......................................      33
   Multiple Contracts................................      33
   Taxation of Qualified Plans.......................      33
   Possible Charge for the Company's Taxes...........      35
   Other Tax Consequences............................      36

LEGAL PROCEEDINGS....................................      36

FINANCIAL STATEMENTS.................................      36

APPENDIX A - FINANCIAL

HIGHLIGHTS...........................................      37

STATEMENT OF ADDITIONAL
INFORMATION-TABLE OF CONTENTS........................      40

                                   DEFINITIONS

ACCUMULATION UNIT

A unit of measure used to calculate Variable Contract Value.

ANNUITANT


The person or persons named in the application and on whose life the first Income Payment is to be made. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Only spouses may be joint Annuitants.


BENEFICIARY

The person to whom the proceeds payable on the death of an Annuitant will be paid.

CODE

The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY

The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE

The date on which the Company issues the Contract and upon which the Contract becomes effective. This date is shown on the data page of the Contract and is also used to determine Contract Years and Contract Anniversaries.

CONTRACT VALUE

The total amount invested under the Contract. It is the sum of the Variable Contract Value and the Loan Account Value.

CONTRACT YEAR

A twelve-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DUE PROOF OF DEATH

Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

  (a) a certified copy of the death record;

  (b) a certified copy of a court decree reciting a finding of death;

  (c) any other proof satisfactory to the Company.

FUND

An investment portfolio of Ultra Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT

The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

HOME OFFICE


The Company's principal office at 2000 Heritage Way, Waverly, Iowa 50677. The telephone number is 1-800-798-5500.


INCOME PAYMENT

One of several periodic payments made by the Company to the Payee under an Income Payment Option.

INCOME PAYMENT OPTION

The form of Income Payments selected by the Owner under the Contract.

INCOME UNIT

A unit of measure used to calculate variable Income Payments.

LOAN ACCOUNT

For any Contract, a portion of the Company's General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT

The sum of your loan principal plus any accrued loan interest.

NET PURCHASE PAYMENT


A purchase payment less any deduction for premium taxes.


OWNER

The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE


The person receiving Income Payments during the Payout Period. The Annuitant is the Payee unless the Owner specifies otherwise.


PAYOUT DATE

The date on which Payout Proceeds are applied to an Income Payment Option.

PAYOUT PROCEEDS


The Contract Value less any Loan Amount, less any premium taxes, less a pro-rated portion of the annual Contract fee, and less any applicable rider charges as of the Payout Date.

QUALIFIED CONTRACT

A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.

SUBACCOUNT

A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

SUBACCOUNT VALUE

Before the Payout Date, that part of any Net Purchase Payment allocated to the Subaccount plus any Contract Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), and decreased by withdrawals (including any applicable surrender charges, administrative fee or Premium Expense Charge) and any Contract Value transferred out of that Subaccount.

SURRENDER VALUE


The Contract Value less any applicable premium taxes, annual contract fee, any charge for riders and Loan Amount.


VALUATION DAY

For each Subaccount, each day that the New York Stock Exchange is open for business except days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD

The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT

CUNA Mutual Life Variable Annuity Account.

VARIABLE CONTRACT VALUE

The sum of the Subaccount Values.

WRITTEN REQUEST


A request in writing and in a form satisfactory to the Company which is signed by the Owner and received at the Home Office. A Written Request includes a telephone or fax request made pursuant to the terms of an executed telephone or fax authorization, with original signature, on file at the Home Office.

                                 EXPENSE TABLES


         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, take a loan from the Contract, or transfer Contract Value between the Subaccounts. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES


Sales Load on purchase payments                                       None
-----------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Contingent Deferred Sales Charge) as a      None
percentage of purchase payments surrendered or withdrawn
-----------------------------------------------------------------------------------------------------
Transfer Processing Fee                                               $10 per transfer*
-----------------------------------------------------------------------------------------------------
Lost Contract Request Charge                                          $30 for each duplicate Contract
-----------------------------------------------------------------------------------------------------
Loan Interest Spread                                                  3.50%**



*The Company only charges this fee after the first 12 transfers each Contract Year. The Company currently does not impose this fee.



** The Loan Interest Spread is the difference between the amount of interest the Company charges you for a loan (at an effective annual rate of 6.50%) and the amount of interest the Company credits to the Loan Account (currently, an effective annual rate of 4.50%, guaranteed to be at least an effective annual rate of 3.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES


Annual Contract Fee                                                                 $30 per Contract Year*
----------------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
     (as a percentage of average Variable Contract Value):
----------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk Charge                                                     1.15%
      Total Variable Account Annual Expenses                                                1.15%
----------------------------------------------------------------------------------------------------------
Annual Charges for Optional Riders and Endorsements
----------------------------------------------------------------------------------------------------------
     Maximum Anniversary Value Death Benefit                                                0.15%
          (as a percentage of average Contract Value):
----------------------------------------------------------------------------------------------------------
     5% Annual Guarantee Death Benefit                                                      0.20%
          (as a percentage of average Contract Value):
----------------------------------------------------------------------------------------------------------
     Minimum Guarantee Death Benefit (issue age 76+) (as a percentage of                    0.15%
average Contract Value):
----------------------------------------------------------------------------------------------------------


         * This fee is currently waived if the Contract Value is $25,000 or more.


         The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.


RANGE OF EXPENSES FOR THE FUNDS

                                                                            MINIMUM                    MAXIMUM
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses that             0.45%          -           1.21%
are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)


The expenses used to prepare this table were provided to the Company by the Funds. The expenses shown reflect the highest and lowest expenses incurred for the year ended December 31, 2003, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown.



For information concerning compensation paid for the sale of the Contract, see "Distribution of the Contract."


EXAMPLE OF MAXIMUM CHARGES


         The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including surrender charges, the annual Contract Fee (after being converted into a percentage), Variable Account annual expenses, the 5% Annual Guarantee Death Benefit

(assuming election after May 1, 2003) Fee, the maximum charges for the most expensive combination of optional riders and endorsements, and the maximum Annual Fund Operating Expenses.


         The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1 year             3 years          5 years          10 years
------             -------          -------          --------
$278                $853             $1,454            $3,080


The Example does not reflect transfer processing fees or premium tax charges (which may range up to 3.5%, depending on the jurisdiction).

         THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLE.


The example provided above assumes that no transfer charges, or premium tax charges, have been assessed. The example also reflects the annual Contract fee of $30, after being converted into a percentage, and the most expensive combination of optional riders and endorsements.



Appendix A to this Prospectus provides certain financial information containing the Subaccounts, including information about Accumulation Unit Values.

                                     SUMMARY


The following section summarizes certain provisions that the Company describes in more detail later in the Prospectus.


                                  THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or to employers or other groups in connection with retirement plans.

Right to Examine Period. You have the right to return the Contract within 10 days after you receive it and the Company will return the Contract Value or the amount required by law. State or federal law may require additional return privileges. If you return the Contract, it will become void.

Purchase Payments.  Generally, the minimum initial purchase payment is $25,000.


Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account. Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your purchase payments and your Contract Value.


Transfers. On or before the Payout Date, you may transfer all or part of the Contract Value between Subaccount(s) subject to certain restrictions.


No fee currently is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year.


Partial Withdrawal. You may withdraw part of your Contract's Surrender Value by Written Request to the Company on or before the Payout Date, subject to certain limitations.


Surrender. You may surrender the Contract and receive its Surrender Value, by Written Request to the Company before the Payout Date.



Replacement of Existing Contract. It may be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).



State Variations. Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. Contact the Home Office or see your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.



Other Annuity Contracts. The Company offers other variable annuity contracts that have different contract features, death benefits, and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact the Home Office or your sales representative.



Qualified Contracts. An advantage of the Contract is that it provides the ability to accumulate Contract Value on a tax-deferred basis. However, the purchase of a Qualified Contract to fund a tax-qualified retirement plan does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. Therefore, Qualified Contracts should be purchased for other features and benefits offered under the Contract, such as guaranteed death benefit.


                             CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.)


Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts. The charges are deducted from the Variable Account at a rate of 0.003151% per day which is an annual rate of 1.15% of average Variable Contract Value.



Premium Tax Charges. The Company deducts a charge for any state or local premium taxes applicable to a Contract. The Company reserves the right to deduct premium taxes at the time it pays such taxes. State premium taxes currently range from 0% to 3.5%.



Loan Interest Charge. The Company charges an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest the Company guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).


Rider Charges. The Company deducts a charge on each Contract Anniversary for each of three optional death benefit riders. This charge is at an annual rate of 0.15% of the average monthly Contract Value for the prior Contract Year for existing Contract Owners. For purchases on or after May 1, 2003, the charge for the 5% Annual Guarantee Death Benefit Rider will be at an annual rate of 0.20% of the average monthly Contract Value for the prior Contract Year.


Transfer Processing Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year.



Lost Contract Request. You may request a certification of your Contract at no charge. The Company assesses a $30 charge for each duplicate Contract.


Fund Expenses. The underlying funds also charge annual fund expenses at the ranges shown in the Expense Table.


The Contract is available for purchase by individuals, corporations and other groups. We may reduce or waive certain charges (Annual Administration Fee or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of CUNA Mutual Life Insurance Company or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we may reduce or waive charges based on a number of factors, including:

-        The number of Contract Owners;

-        The size of the group of purchasers;

-        The total premium expected to be paid;

-        Total assets under management for the owner;





-        The purpose for which the Contracts are being purchased;


-        The expected persistency of individual Contracts; and

- Any other circumstances which are rationally related to the expected reduction in expenses.

Contact our service center or your agent for more information about charge reductions and waivers.

                                PAYOUT PROVISIONS

You select the Payout Date, subject to certain limitations.

On the Payout Date, the Payout Proceeds will be applied to an Income Payment Option, unless you choose to receive the Surrender Value in a lump sum.

                               FEDERAL TAX STATUS

Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

                 THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

                       CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company originally organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The telephone number is 1-800-798-5500.


As of December 31, 2003, the Company had more than $5 billion in assets and more than $12 billion of life insurance in force.



CMLIC is rated A (Excellent) by AM Best, the third highest out of 16 rating categories. CMLIC is rated AA- (Very Strong) by Fitch Ratings, the 4th highest out of 24 rating categories. These are the most recent ratings available as of the date of this Prospectus. Periodically, the rating agencies review the Company's ratings. To obtain the most current ratings provided by rating agencies, contact the Company at the address or telephone number shown above.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into 10 Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, are credited to or charged against that Subaccount reflect only the Subaccount's investment experience and not the investment experience of the Company's other assets.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account that exceed the Company's liabilities arising under the Contracts may be transferred by the Company to the General Account and used to pay its liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.




                              THE UNDERLYING FUNDS


The Subaccounts invest in the Ultra Series Fund. The Ultra Series Fund, an affiliate of the Company, is a management investment company of the series type with one or more Funds, and each is an open-end, management investment company.



The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectuses which must accompany or precede this Prospectus. The Fund's prospectus should be read carefully and retained for future reference.


THE ULTRA SERIES FUND

Currently, the Ultra Series Fund offers Funds as investment options under the Contracts.


Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund. This Fund seeks high current income. The Fund also seeks capital appreciation but only when consistent with its primary goal.

Balanced Fund. This Fund seeks a high total return through the combination of income and capital appreciation.

Growth and Income Stock Fund. This Fund seeks long-term capital growth with income as a secondary consideration.

Capital Appreciation Stock Fund. This Fund seeks long-term capital appreciation.

Mid-Cap Stock Fund.  This Fund seeks long-term capital appreciation.


Multi-Cap Growth Stock Fund). This Fund seeks long-term capital appreciation.



International Stock Fund. This Fund seeks long-term growth of capital.


Global Securities Fund. This Fund seeks capital appreciation.

MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.


The Funds described above are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the Fund portfolios available under the Contract may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Fund portfolios available under the Contract will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.


                              AVAILABILITY OF FUNDS

The Variable Account purchases shares of the Ultra Series Fund in accordance with a participation agreement. If the participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by the agreement.


Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.


                                 REVENUE SHARING


The Company has entered into agreements with the investment adviser of the Funds pursuant to which the adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company and its affiliates) in the Funds. These percentages are equal to 0.15% of the Funds' average daily net assets. The percentage amount may be based on assets of the Fund attributable to the Contract along with certain other variable contracts issued and administered by the Company (or an affiliate). These fees are for administrative services provided to the Funds by the Company and its affiliates. Payments of fees under these agreements by the adviser do not increase the fees or expenses paid by the Funds or their shareholders. The amounts the Company receives under these agreements may be significant.

                                  VOTING RIGHTS

Owners with Variable Contract Value are entitled to certain voting rights for the Funds underlying the Subaccounts in which they are invested. The Company will vote Fund shares attributable to Owners at special shareholder meetings based on instructions from such Owners. However, if the law changes and the Company is allowed to vote in its own right, it may elect to do so.

Owners with voting interests in a Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.


Notification will contain proxy materials and a form with which to give the Company voting which no instructions are received in the same proportion as those that are received. Before the Payout Date, the number of shares which an Owner may vote is determined by dividing the Subaccount Value by the net asset value of that Fund. On or after the Payout Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Fund underlying the Subaccount. The Company will designate a date for this determination not more than 90 days before the shareholder meeting.


                               MATERIAL CONFLICTS


The Funds are offered through other separate accounts of the Company and directly to employee benefit plans affiliated with the Company. The Company does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.



Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by the Company. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by the Company) and the interests of participants in employee benefit plans invested in the Funds). If a material conflict occurs, the Company will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.


                           SUBSTITUTION OF SECURITIES


The Company may add, substitute, eliminate, or combine shares of other mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:


1) shares of a current Fund are no longer available for investment; or

2) further investment in a Fund is inappropriate.


The substituted funds may have higher fees and expenses. Funds may be added to the product, but their availability may be limited to certain classes of Owners. Funds may also be closed to allocations of purchase payments or Contract Value, or both, and to all or only certain classes of Owners.

No substitution, elimination, or combination of shares may take place without the approval of the SEC and applicable state insurance departments.


                           DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT


In order to purchase a Contract, application must be made through a representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a representative of a broker-dealer that has a selling agreement with CUNA Brokerage. Applications and initial purchase payments submitted to such sales representatives cannot be processed until the Company receives them from such representatives at the Home Office. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Issue Date.



The Company may also be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.


RIGHT TO EXAMINE


Owners have a ten day period to examine the Contract. The Contract may be returned to the Home Office for any reason within ten days of receipt and the Company will refund the Contract Value or another amount required by law. The refunded Contract Value will reflect the deduction of any Contract charges, unless otherwise required by law. State and/or federal law may provide additional return privileges.


Liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Owner will be paid by the Company.

PURCHASE PAYMENTS

Generally, the minimum amount required to purchase a Contract is $25,000. The minimum size for contracts sold under 457(f) deferred compensation plans is $10,000.


The minimum size for a subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Payout Date. Additional purchase payments after the initial purchase payment are not required (so long as the minimum purchase amount has been paid).



The Company reserves the right not to accept: (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) purchase payments in excess of $1 million, and (4) if mandated under applicable law.


ALLOCATION OF PURCHASE PAYMENTS

The Company allocates purchase payments to Subaccounts as instructed by the Owner. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated to one or more of the Subaccounts within two Valuation Days of receipt by the Company at the Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.



The Company will process additional purchase payments at the Accumulation Unit value next determined after the Company receives the purchase payments at the Home Office.


CONTRACT VALUE


The Contract Value is the sum of Variable Contract Value, and the value in the Loan Account.


Determining the Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period and reflects the investment experience of the selected Subaccounts, after applicable charges. The value will be the total of the values attributable to the Contract in each of the Subaccounts (i.e., Subaccount Value). The Subaccount Values are determined by multiplying that Subaccount's Accumulation Unit value by the number of Accumulation Units.


Determination of Number of Accumulation Units. Any Net Purchase Payment allocated to a Subaccount or Contract Value transferred to a Subaccount is converted into Accumulation Units of that Subaccount. The number of Accumulation Units is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount. The number of Accumulation Units is increased by additional purchase payments or allocations. The number of Accumulation Units does not change as a result of investment experience.


Any Contract Value transferred, surrendered, or deducted from a Subaccount is processed by canceling or liquidating Accumulation Units. The number of Accumulation Units canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value.

Determination of Accumulation Unit Value. The Accumulation Unit value for a Subaccount is calculated for each Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

         (1) Is:

             (a) the net assets of the Subaccount as of the end of the Valuation Period;

             (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period.

         (2) The daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

         (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

The value of an Accumulation Unit may increase or decrease as a result of investment experience.

TRANSFER PRIVILEGES

General. Before the Payout Date, the Owner may make transfers between the Subaccounts as described below.

Amounts transferred to a Subaccount will receive the Accumulation Unit value next determined after the transfer request is received.


No fee is currently charged for transfers, but the Company reserves the right to charge $10 for each transfer in excess of 12 in a Contract Year.


Subject to the above, there is currently no limit on the number of transfers that can be made among or between Subaccounts.

Transfers may be made by Written Request or by telephone.


The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company will use reasonable procedures to confirm that telephone instructions are genuine. These procedures may include requiring callers to identify themselves and the Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that don't occur if a Written Request is submitted. Anyone authorizing or making telephone requests bears those risks. The Company will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that the Company believes are genuine. The Company may record telephone requests. The Company reserves the right to suspend telephone (and facsimile) instructions at any time for any class of Contracts for any reason.



Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your sales representative's, or the Company's, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although the Company has taken precautions to help its systems handle heavy use, it cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Home Office.


The Company may modify, restrict, or terminate the transfer privileges at any time for any reason.


Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the funds and the returns achieved by Owners. In particular, such transfers may dilute the value of fund shares interfere with the efficient management of the Funds' portfolios, and increase brokerage and administrative costs of the Funds. In order to try to protect Owners and the Funds from potentially harmful trading activity, the Company has certain market timing policies and procedures (the "Market Timing Procedures").



The Market Timing Procedures are designed to detect and prevent frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. More specifically, the Market Timing Procedures aim to detect potential market timers by examining the number and/or size of transfers made by Owners within given periods of time, as well as the number of "round trip" transfers into and out of particular subaccounts. For purposes of applying the parameters used to detect potential market timers, the Company will aggregate transfers made on the same Valuation Date under multiple Contracts owned by the same Owner. The Company does not include transfers made pursuant to the Dollar Cost Averaging and rebalancing programs in these limitations. The Company also coordinates with the Funds to identify potential market timers, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Market Timing Procedures. The Company may vary the Market Timing Procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others.



Once an Owner has been identified as a "market timer" under the Market Timing Procedures, the Company notifies the Owner that from that date forward for some period of time, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by written request with an original signature conveyed through the U.S. mail or overnight delivery service. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Accordingly, despite the Company's best efforts, it cannot guarantee that the Market Timing Procedures will detect every potential market timer, but the Company applies the Market Timing Procedures consistently to all Owners without waiver or exception. The Company may vary the Market Timing Procedures among its variable products to account for differences in features, distribution methods, and target markets. In its sole discretion, the Company may revise the Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted by applicable law, to implement and administer redemption fees imposed by one or more of the Funds in the future.


Dollar Cost Averaging. Dollar Cost Averaging is a long-term transfer program that allows you to make regular (monthly, quarterly, semi-annual, or annual) level investments over time. The level investments will purchase more Accumulation Units when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. If continued over an extended period of time, the dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not guarantee a profit or protect against a loss.


Dollar Cost Averaging (DCA) Transfers. An Owner may choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) a specified dollar amount from the Money Market Subaccount to one or more Subaccounts. The Company reserves the right to stop DCA transfers from the money market subaccount.


Portfolio Rebalancing. An Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among the Subaccounts. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) If the Owner does not specify a frequency for rebalancing, the Company will rebalance quarterly. The Company has the right to stop the portfolio rebalancing programs.


Other Types of Automatic Transfers. An Owner may also choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value from one Subaccount to another. Such automatic transfers may be: (1) a specified dollar amount, (2) a specified number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum DCA or automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount from which transfers are being made is depleted to zero; (2) the Owner cancels the election; or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to stop the automatic transfer programs.

SURRENDERS (REDEMPTION) AND PARTIAL WITHDRAWALS


Surrenders. At any time on or before the Payout Date, the Owner may surrender the Contract and receive its Surrender Value by written request to the Company. The Company will process the surrender at the Accumulation Unit value next determined after the Written Request is received at the Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an Income Payment Option.



Partial Withdrawals. At any time on or before the Payout Date, an Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will process the withdrawal at the Accumulation Unit value next determined after the request is received at the Home Office.


The Owner may specify the amount of the partial withdrawal to be made from Subaccounts. If the Owner does not so specify, or if the amount in the designated Subaccounts not enough to comply with the request, the partial withdrawal will be made proportionately from the accounts.

Systematic Withdrawals. An Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual or annual basis) from designated Subaccounts. Such withdrawals must be at least $100 each and may only be made from Variable Contract Value. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, Owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.

The withdrawals may be: (1) a specified dollar amount, (2) a specified whole number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, or (3) the Owner requests that his or her participation in the plan cease.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

There are federal income tax consequences to surrenders and partial withdrawals. Owners should consult with their tax adviser. The Company reserves the right to stop offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans are subject to the terms of the Contract, the retirement program and the Code. Loans are described in more detail in the SAI.

DEATH BENEFIT BEFORE THE PAYOUT DATE


Naming different persons as Owner(s), Annuitant(s) and Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your sales representative or financial advisor.


Death of an Owner. If any Owner dies before the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

         (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

         (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of
             Death:

             (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

             (b) to apply the Surrender Value within 1 year of the deceased
                 Owner's death to one of the Income Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.


Death of the Annuitant. If the Annuitant dies before the Payout Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date the Company receives Due Proof of Death of the Annuitant, to apply the death benefit to an Income Payment Option.


If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Income Payment Option if:

         (1) payments under the option begin within 1 year of the Annuitant's death; and

         (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Basic Death Benefit. If the Annuitant is age 75 or younger on the Contract Issue Date, the basic death benefit is an amount equal to the greater of:

         (1) aggregate Net Purchase Payments made under the Contract less a proportional adjustment for partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

         (2) Contract Value as of the date the Company receives Due Proof of Death; or


For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives Due Proof of the Death of the Annuitant. The death benefit will be reduced by any outstanding Loan Amount and any applicable premium taxes not previously deducted.



The Contract also offers additional guaranteed death benefit choices as riders to the Contract. These additional choices enhance the death benefit and are available at an additional charge. Please see the Riders section for more details.


PROPORTIONAL ADJUSTMENT FOR PARTIAL WITHDRAWALS

When calculating the death benefit amount, as described above, an adjustment is made to aggregate Net Purchase Payments for partial withdrawals taken from the Contract. The proportional adjustment for partial and multiplying the result by (3) where:


(1) Is the partial withdrawal amount;

(2) Is the Contract Value immediately prior to the partial withdrawal; and

(3) Is the sum of Net Purchase Payments immediately prior to the partial withdrawal less any adjustment for prior partial withdrawals.

                              MISCELLANEOUS MATTERS

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

         (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

         (2) the SEC permits the postponement for the protection of Owners; or

         (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

MODIFICATION

Upon notice to the Owner, the Company may modify the Contract:

(1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

(2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

(3) to reflect a change in the operation of the Variable Account; or





(4) to combine the Variable Account with any of our other separate accounts; and/or create new separate accounts;






(5) to transfer the assets of any Subaccount to any other Subaccount, and to add new Subaccounts and make such Subaccounts available to any class of contracts as we deem appropriate;






(6) to transfer assets from the Variable Account to another separate account;



(7) to deregister the Variable Account under the 1940 Act if such registration is no longer required;



(8) to operate the Variable Account as a management investment company under the 1940 Act (including managing the Variable Account under the direction of a committee) or in any other form permitted by law;



(9) to restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Account; or



(10) to make any other changes to the Variable Account or its operations as may be required by the 1940 Act or other applicable law or regulation.


In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

REPORTS TO OWNERS


At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount) of the Contract, purchase payments paid and charges deducted since the last report and any further information required by any applicable law or regulation.


INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                             INCOME PAYMENT OPTIONS

PAYOUT DATE AND PROCEEDS

The Owner selects the Payout Date. For Non-Qualified Contracts, the Payout Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Issue Date. For Qualified Contracts, the Payout Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Payout Date subject to the following limitations: (1) the Owner's Written Request must be received at the Home Office at least 30 days before the current Payout Date, and (2) the requested Payout Date must be a date that is at least 30 days after receipt of the Written Request. On the Payout Date, the Payout Proceeds will be applied under the life Income Payment Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. Unless the Owner instructs the Company otherwise, amounts in the Variable Account will be used to provide a variable Income Payment Option.

The Payout Proceeds equal the Contract Value:

         (1) minus the pro-rated portion of the annual Contract fee or rider charges (unless the Payout Date falls on the Contract Anniversary);

         (2) minus any applicable Loan Amount; and


         (3) minus any applicable premium taxes not yet deducted.


ELECTION OF INCOME PAYMENT OPTIONS


On the Payout Date, the Payout Proceeds will be applied under an Income Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. If an election of an Income Payment Option is not on file at the Home Office on the Payout Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Income Payment Option may be elected, revoked, or changed by the Owner at any time before the Payout Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request. The Owner may elect to apply any portion of the Payout Proceeds to provide either variable Income Payments or fixed Income Payments or a combination of both.

The Company reserves the right to refuse the election of an Income Payment Option other than paying the Payout Proceeds in a lump sum if the total amount applied to an Income Payment Option would be less than $2,500, or each Income Payment would be less than $20.00.

FIXED INCOME PAYMENTS

Fixed Income Payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the Income Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make Income Payments in an amount based on a higher interest rate.

VARIABLE INCOME PAYMENTS

The dollar amount of the first variable Income Payment is determined in the same manner as that of a fixed Income Payment. Variable Income Payments after the first payment are similar to fixed Income Payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee. The net investment performance of a Subaccount is translated into a variation in the amount of variable Income Payments through the use of Income Units. The amount of the first variable Income Payment associated with each Subaccount is applied to purchase Income Units at the Income Unit value for the Subaccount as of the Payout Date. The number of Income Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Income Units is made as described below. Each Subaccount has a separate Income Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable Income Payment after the first is equal to the sum of the amounts determined by multiplying the number of Income Units by the Income Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable Income Payment for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Payout Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Income Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Income Unit value calculations and variable Income Payment calculations.

Surrenders and partial withdrawals may be made after the Payout Date, when a Variable Income Payment is chosen for a fixed period of time.

DESCRIPTION OF INCOME PAYMENT OPTIONS

Option 1 - Interest Option. (Fixed Income Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Installment Option. The proceeds are paid out in monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.


If variable Income Payments are elected under Option 2, the Payee may elect to receive the commuted value of any remaining payments in a lump sum. The commuted value of the payments will be calculated as described in the Contract.


Option 3A - Life Income Guaranteed Period Certain. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE PAYEE DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE PAYEE DIES AFTER THE SECOND PAYMENT, ETC.


Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Annuitants remain alive. If after the second Annuitant dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the Company currently makes additional periods certain available under this option, including periods certain of 5 years, 10 years, and 20 years.


The minimum amount of each fixed payment and the initial payment amount for variable income payout options will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 - Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.


Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the Company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.



Option 7 - Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). The Company will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.



Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). The Company will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.



Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. The Company reserves the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.


Alternate Payment Option. In lieu of one of the above options, the Payout Proceeds or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

DEATH BENEFIT AFTER THE PAYOUT DATE


If an Owner dies after the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving Income Payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Payout Date will have pursuant to which Income Payments are being made.

                             CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES


The Company deducts a mortality and expense risk charge from the Variable Account. The charges are computed and deducted on a daily basis, and are equal to an annual rate of 1.15% of the average daily net assets of the Variable Account.


The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Income Payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Payout Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.


The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts, or for any other purpose.


FUND EXPENSES


Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. A more detailed description of these fees and expenses may be found in the Funds' prospectus, which follows this Prospectus.


ANNUAL CONTRACT FEE


On each Contract Anniversary before the Payout Date, the Company deducts an annual Contract fee of $30 to pay for administrative expenses. The fee is deducted from each Subaccount based on a proportional basis. The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon application to an Income Payment option. After the Payout Date, the annual Contract fee is deducted from variable Income Payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Payout Date when a Contract with a Contract Value of $25,000 or more has been applied to a payout option.


TRANSFER PROCESSING FEE


Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year, to compensate it for transfer processing costs. Each Written Request is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. The transfer fee is deducted from the account from which the transfer is made. If a transfer is made from more than one account at the same time, the transfer fee is deducted pro-rata from the account. Automatic transfers, including Dollar-Cost Averaging, do not count against the twelve free transfers.

LOST CONTRACT REQUEST


You can obtain a certification of your Contract at no charge. There will be a $30 charge for a duplicate Contract.


PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from Payout Proceeds upon application to an Income Payment Option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized.

OTHER TAXES


Currently, no charge is made against the Variable Account for any federal, state or local Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits or Income Payments, as appropriate.


                             RIDERS AND ENDORSEMENTS


If the Owner elects one of the following enhanced death benefit riders or endorsements, the death benefit will be paid as described above under the heading "Income Payment Options", and will be calculated as set forth below. The Company assesses a charge for each of the riders.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


This rider provides a minimum death benefit, prior to the Payout Date, equals the Maximum Anniversary Value (as described below) less any Loan Amounts and premium taxes not previously deducted. On the issue date, the Maximum Anniversary Value is equal to the initial Net Purchase Payment. After the issue date, the Maximum Anniversary Value will be calculated on three different dates:



(1)  the date an additional purchase payment is received by the Company,


(2)  the date of payment of a partial withdrawal, and

(3)  on each Contract Anniversary.


When a purchase payment is received, the maximum anniversary value is equal to the most recently calculated Maximum Anniversary Value plus the Net Purchase Payment. When a partial withdrawal is paid, the maximum anniversary value is equal to the most recently calculated Maximum Anniversary Value less an adjustment for the partial withdrawal. The adjustment for each partial withdrawal is (1) divided by (2) with the result multiplied by (3) where:


(1)  is the partial withdrawal amount;

(2)  is the Contract Value immediately prior to the partial withdrawal; and


(3) is the most recently calculated Maximum Anniversary Value less any adjustments for prior partial withdrawals.

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.


5% ANNUAL GUARANTEE DEATH BENEFIT


This rider provides a minimum death benefit, prior to the Payout Date, equal to the 5% Annual Guarantee Death Benefit less any Loan Amounts and premium taxes not previously deducted. On the issue date the 5% Annual Guarantee Value is equal to the initial Net Purchase Payment. Thereafter, the 5% Annual Guarantee Value on each Contract Anniversary is the lessor of:


(1) the sum of all Net Purchase Payments received minus an adjustment for partial withdrawals plus interest compounded at a 5% annual effective rate; or

(2)  200% of all Net Purchase Payments received.

The adjustment for each partial withdrawal is equal to (1) divided by (2) with the result multiplied by (3) where:

(1)  is the partial withdrawal amount;

(2)  is the Contract Value immediately prior to the withdrawal; and


(3) is the 5% Annual Guarantee Death Benefit immediately prior to the withdrawal, less any adjustments for earlier withdrawals.


This rider is available for Annuitant's age 75 or less on the issue date. This rider may not be available in all states.

MINIMUM DEATH BENEFIT GUARANTEE RIDER


This rider provides a minimum death benefit, prior to Payout Date, equal to the greater of:


(1)      the death benefit proceeds provided by the Contract;

(2) the death benefit proceeds provided by any other rider attached to the Contract; or


(3) the Minimum Death Benefit Guarantee Proceeds, as such term is defined below, as of the date Due Proof of Death is received.



The death benefit proceeds described above will be reduced by any Loan Amount and any applicable premium taxes not previously deducted.



The Minimum Death Benefit Guarantee Proceeds are equal to the greater of (a) or
(b), where



     a = the sum of your Net Purchase Payments made as of the date Due Proof of Death is received, minus an adjustment for each partial withdrawal made as of the date Due Proof of Death is received, equal to (1) divided by (2), with the result multiplied by (3) where:


        (1)= the partial withdrawal amount;

        (2)= the Contract Value immediately prior to the partial withdrawal; and

        (3)= the sum of your Net Purchase Payments immediately prior to the partial withdrawal, less any adjustments for prior partial withdrawals.


     b = The Contract Value as of the date Due Proof of Death is received.


     The death benefit described above will be reduced by any loan amount and any applicable premium expense charges not previously deducted.

This rider is available for Annuitants age 76 or greater on the Issue Date. This rider may not be available in all states.

ENHANCED DEATH BENEFIT RIDER CHARGES

Each death benefit rider will carry an annual charge of 0.15% of Contract Value, except in the case of purchases of the 5% Annual Guarantee Death Benefit rider occurring on or after May 1, 2003, which will carry an annual charge of 0.20% of Contract Value. This charge will be assessed on each Contract Anniversary. The charge will be based on the average Contract Value for the previous 12 months. The charge will be based on the average Contract Value for the previous 12 months. The charge will be deducted from the Subaccounts pro-rata. A pro-rata portion of this charge will be deducted upon contract surrender if the contract is surrendered on a date other than the Contract Anniversary.



                          DISTRIBUTION OF THE CONTRACT



The Company has entered into a distribution agreement with its affiliate, CUNA Brokerage Services, Inc. ("CUNA Brokerage"), for the distribution and sale of the Contract. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage may also enter into selling agreements with other broker-dealers ("selling firms") for the sale of the Contract. Sales representatives of selling firms who may or may not be associated persons of CUNA Brokerage. The Company pays commissions to CUNA Brokerage for sales of the Contract by its sales representatives as well as selling firms. The investment adviser and other service providers for, or affiliates of, the Funds may, from time to time make payments for services to CUNA Brokerage.



The maximum concession payable for Contract sales by CUNA Brokerage's sales representatives is 1.125% of purchase payments. The Company and/or one or more of its affiliates may also pay for CUNA Brokerage's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for CUNA Brokerage's management team; advertising expenses; and all other expenses of distributing the Contract. CUNA Brokerage pays its sales representatives a portion of the compensation received for their sales of Contract. Sales representatives and their managers may also be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that the Company and/or one or more of its affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, CUNA Brokerage's sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contract may help sales representatives and/or their managers qualify for such benefits. CUNA Brokerage's sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of the Contract, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.



The maximum compensation payable for Contract sales by selling firms is 1.125% of purchase payments. Some selling firms may elect to receive less compensation when a purchase payment is made along with an annual/quarterly payment based on Contract value for so long as the Contract remains in effect. Certain selling firms may receive additional amounts for: (1) sales promotions relating to the Contract; (2) costs associated with sales conferences and educational seminars for their sales representatives; and (3) other sales expenses incurred by them. Bonus payments may be paid to certain selling firms based on aggregate sales of the Company's variable insurance contracts (including the Contract) or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. The amount paid during 2003 to such selling firms under such arrangements was $10,000 in total.



A portion of the compensation paid to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.



Compensation and other incentives or payments described above are not charged directly to Owner or the Variable Account. The Company intends to recoup compensation and other sales expenses through fees and charges deduced under the Contract.


                 ADVERTISING AND SUBACCOUNT PERFORMANCE SUMMARY


From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. The Company also may, from time to time, advertise or include in sales literature Subaccount performance relative to certain performance rankings and indices compiled by independent organizations.


Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds.




In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS's rankings compare variable life and variable universal life issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which Funds provide the highest total return within various categories of Funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for transaction costs or expenses of operating and managing an investment portfolio. The Lehman Bond Indexes represent unmanaged groups of securities of various issuers and terms to maturity which are representative of bond market performance. The Consumer Price Index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Performance Summary Averages represent the average annual total investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Other independent ranking services and indices may also be used for performance comparisons.



The Company may also report other information including the effect of tax-deferred returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested on a tax-deferred basis which can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience is positive.


                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Income Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, the Company believes that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.


Owner Control. In certain circumstances, Owners of variable annuity contracts may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity Owner's gross income. The IRS has stated in published rulings that an Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as Owners of the underlying assets."

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Owners were not Owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Subaccounts in which to allocate Net Purchase Payments and Contract Values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Payout Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Payout Date, the entire interest in the contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Annuitant or over a period not extending beyond the life expectancy of that Annuitant, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as an Annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as Income Payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Income Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each Income Payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as Income Payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59 1/2;

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Payout Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the Income Payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


The Company has the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES


It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although the Company does not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan to an employee (or employee's spouse or former spouse or beneficiary or alternate payee), except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA 403(b) tax-sheltered annuity or to a governmental section 457 plan that agrees to separately account for rollover contributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.


For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.


Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income for the year.

Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to Loan Amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.



Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental plan, all investments, however, are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.


POSSIBLE CHARGE FOR THE COMPANY'S TAXES


At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES


As noted above, the foregoing comments about Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the recipient of the distribution. A competent tax adviser should be consulted for further information.


                                LEGAL PROCEEDINGS


The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, the Company, or the principal underwriter of the Contract.


                              FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact the Company at the Home Office.

                        APPENDIX A - FINANCIAL HIGHLIGHTS



The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 2003, 2002 and 2001. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of various charges.



                                                2003             2002              2001
                                           -------------     -------------    -------------
MONEY MARKET SUBACCOUNT

Net asset value:
Beginning of period                        $       10.35     $       10.32    $       10.06

End of period                                      10.31             10.35            10.32

Percentage increase in unit value during
period                                             (0.39%)            0.29%            2.58%

Number of units outstanding at end of
period                                         3,570,971         4,346,000        2,766,278



                                                2003              2002              2001
                                           -------------     -------------    -------------
BOND SUBACCOUNT

Net asset value:

Beginning of period                        $        11.85    $        11.04   $        10.31

End of period                                       12.07             11.85            11.04

Percentage increase in unit value during
period                                               1.86%             7.34%            7.08%

Number of units outstanding at end of
period                                         11,703,348         9,034,340        2,970,180



                                              2003            2002             2001
                                          -------------   -------------   -------------
HIGH INCOME SUBACCOUNT

Net asset value:

Beginning of period                       $       10.46   $       10.26   $       10.04

End of period                                     12.25           10.46           10.26

Percentage increase in unit value during
period                                            17.11%           1.95%           2.19%

Number of units outstanding at end of
period                                        3,172,757       1,434,029         696,312



                                               2003             2002              2001
                                          --------------   --------------    --------------
BALANCED SUBACCOUNT

Net asset value:

Beginning of period                       $         8.36   $         9.52    $         9.93

End of period                                       9.66             8.36              9.52

Percentage increase in unit value during
period                                             15.55%          (12.18%)           (4.13%)

Number of units outstanding at end of
period                                        17,384,310       12,695,597         6,882,972

                                               2003             2002              2001
                                          --------------   --------------    --------------
GROWTH AND INCOME STOCK SUBACCOUNT

Net asset value:

Beginning of period                       $         6.68   $         8.61              9.76

End of period                                       8.31             6.68              8.61

Percentage increase in unit value during
period                                             24.40%          (22.42%)          (11.78%)

Number of units outstanding at end of
period                                        15,330,913       10,166,902         5,523.431



                                               2003             2002              2001
                                          --------------   --------------    --------------
CAPITAL APPRECIATION STOCK SUBACCOUNT

Net asset value:

Beginning of period                       $         5.73   $         8.45   $         9.41

End of period                                       7.32             5.73             8.45

Percentage increase in unit value during
period                                             27.75%          (32.19%)         (10.20%)

Number of units outstanding at end of
period                                        11,598,430        8,047,228        4,209,787



                                               2003            2002              2001
                                          -------------    -------------     ------------
MID-CAP STOCK SUBACCOUNT

Net asset value:

Beginning of period                       $        9.16    $       11.22    $       10.21

End of period                                     11.88             9.16            11.22

Percentage increase in unit value during
period                                            29.69%          (18.36%)           9.89%

Number of units outstanding at end of
period                                        5,210,629        3,712,264        1,836,380



                                               2003            2002              2001
                                          -------------    ------------      -----------
MULTI-CAP GROWTH STOCK (formerly known as
Emerging Growth) SUBACCOUNT

Net asset value:

Beginning of period                       $        4.38    $       5.93      $      8.68

End of period                                      5.78            4.38             5.93

Percentage increase in unit value during
period                                            31.96%         (26.14%)         (31.58)

Number of units outstanding at end of
period                                        5,221,333       2,557,122        1,293,733



                                              2003          2002           2001
                                          -----------    ----------      ---------
GLOBAL SECURITIES SUBACCOUNT

Net asset value:

Beginning of period                       $      6.98      $   9.02      $   10.18

End of period                                    9.75          6.98           9.02

Percentage increase in unit value during
period                                          39.68%       (22.62%)       (11.39%)

Number of units outstanding at end of
period                                        606,965       439,449        280,050

                                               2003            2002             2001
                                          -------------     -----------      ---------
INTERNATIONAL STOCK SUBACCOUNT

Net asset value:

Beginning of period                       $        7.13    $       7.84      $    9.72

End of period                                      9.41            7.13           7.84

Percentage increase in unit value during
period                                            31.98%          (9.06%)       (19.34%)

Number of units outstanding at end of
period                                        1,332,866         747,757        393,284


* The MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity product inception date was November 7, 2000, with all subaccounts starting with a $10.00 unit price.

**       Not annualized.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS              OTHER INFORMATION

     The Contract
     Incontestability                       EXPERTS
     Misstatement of Age or Gender
     Participation                          FINANCIAL STATEMENTS
     Contract Loans
     Loan Amounts
     Loan Processing                        You may obtain a copy of the
     Loan Interest                          Statement of Additional Information
                                            free of charge by writing to or
PRINCIPAL UNDERWRITER                       calling us at the address or
                                            telephone number shown at the
VARIABLE INCOME PAYMENTS                    beginning of this Prospectus.
     Assumed Investment Rate
     Amount of Variable Income Payments
     Income Unit Value

                         MEMBERS CHOICE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This SAI is not a Prospectus, and it should be read only in conjunction with Prospectuses for the following:

         1.       MEMBERS Choice Variable Annuity Contract;

         2.       Ultra Series Fund;

The Prospectus for the Contract is dated the same as this SAI. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 2004

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS.............................................    1

         The Contract......................................................    1

         Incontestability..................................................    1

         Misstatement of Age or Gender.....................................    1

         Participation.....................................................    1

         Contract Loans....................................................    1

         Loan Amounts......................................................    1

         Loan Processing...................................................    1

         Loan Interest.....................................................    2

PRINCIPAL UNDERWRITER......................................................    2

VARIABLE INCOME PAYMENTS...................................................    2

         Assumed Investment Rate...........................................    2

         Amount of Variable Income Payments................................    2

         Income Unit Value.................................................    3

OTHER INFORMATION..........................................................    4

EXPERTS ...................................................................    4

FINANCIAL STATEMENTS.......................................................    4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER

If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each income payment.

CONTRACT LOANS

LOAN AMOUNTS

Generally, Owners may borrow up to 90% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements under the Code. The Company will only make Contract loans after approving a Written Request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given.

LOAN PROCESSING

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount. The Owner must indicate in the loan application from which Subaccount and in what amounts, Contract Value is to be transferred to the Loan Account. If no instructions are given by the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) as requested by the Owner.

LOAN INTEREST

The Company charges 6.5% interest on Contract loans. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time, but never less than 3.0%. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value (as described above for the loan itself) to the Loan Account. This transfer increases the Loan Amount.

Specific loan terms are disclosed at the time of loan application or issuance.

Any Loan Amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid.

                              PRINCIPAL UNDERWRITER

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), an affiliate of CUNA Mutual, is the principal underwriter of the variable annuity contracts described herein. The offering of the contract is continuous. CUNA Mutual does not anticipate discontinuing the offering of the Contract, but does reserve the right to do so.




                            VARIABLE INCOME PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable income payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE INCOME PAYMENTS

The amount of the first variable income payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable income payment as of the Annuity Date, the income payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first income payment under each income payment option for each $1,000 applied at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable income payment derived from a Subaccount is divided by the Income Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Income Units for Income Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable income payment derived from each Subaccount is determined by multiplying the number of Income Units of that Subaccount attributable to that Contract by the value of such Income Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Income Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable income payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of income payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable income payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first income payment in the next year will be approximately 1-1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first income payment in the next year will be approximately 2-1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Income Payments" in the Prospectus.)

INCOME UNIT VALUE

The value of an Income Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Income Unit value for each Subaccount's first Valuation Period was set at $100. The Income Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1)      is the Accumulation Unit value for the current Valuation
                  Period;

         (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

         (3) is the Income Unit value for the immediately preceding Valuation Period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable income payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Income Unit value and the amount of several variable income payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE
1.  Accumulation Unit value for current Valuation Period                             12.56
2.  Accumulation Unit value for immediately preceding Valuation Period               12.55
3.  Income Unit value for immediately preceding Valuation Period                    103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                0.99990575
5.  Income Unit value of current Valuation Period ((1) / (2)) x (3) x (4)           103.48

ILLUSTRATION OF VARIABLE INCOME PAYMENTS
1.   Number of Accumulation Units at Annuity Date                                 1,000.00
2.   Accumulation Unit value                                                   $     18.00
3.   Adjusted Contract Value (1)x(2)                                           $ 18,000.00

4.   First monthly income payment per $1,000 of adjusted Contract Value            $  5.63
5.   First monthly income payment (3)x(4) / 1,000                                  $101.34
6.   Income Unit value                                                             $ 98.00
7.   Number of Income Units (5) / (6)                                                1.034
8.   Assume Income Unit value for second month equal to                            $ 99.70
9.   Second monthly income payment (7)x(8)                                         $103.09
10.  Assume Income Unit value for third month equal to                             $ 95.30
11.  Third monthly income payment (7)x(10)                                         $ 98.54




                                OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.



                                     EXPERTS



The (i) statements of assets and liabilities of the Variable Account as of December 31, 2003, and the statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, and
(ii) the consolidated balance sheets of the Company as of December 31, 2003 and 2002 and the consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows for each of the three years in the period then ended, included herein and elsewhere in the Registration Statement have been included in reliance upon the reports of PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, and upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in this Statement of Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003



                                                 MONEY                            HIGH                            GROWTH AND
                                                 MARKET           BOND           INCOME          BALANCED        INCOME STOCK
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                              -----------     ------------     -----------     ------------      ------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Money Market Fund,
   36,852,366 shares at net asset value of
   $1.00 per share (cost $36,852,366)         $36,852,366     $         --     $        --     $         --      $         --

Bond Fund,
   13,554,827 shares at net asset value of
   $10.43 per share (cost $142,902,575)                --      141,369,728              --               --                --

High Income Fund,
   3,830,332 shares at net asset value of
   $10.16 per share (cost $37,382,767)                 --               --      38,903,389               --                --

Balanced Fund,
   9,313,150 shares at net asset value of
   $18.04 per share (cost $165,848,375)                --               --                      168,041,871                --

Growth and Income Stock Fund,
   4,635,483 shares at net asset value of
   $27.52 per share (cost $124,472,470)                --               --              --                        127,548,085
                                              -----------     ------------     -----------     ------------      ------------
     Total assets                              36,852,366      141,369,728      38,903,389      168,041,871       127,548,085
                                              -----------     ------------     -----------     ------------      ------------
LIABILITIES:
Accrued adverse mortality and
   expense charges                                 38,782          145,101          38,982          169,488           126,901
                                              -----------     ------------     -----------     ------------      ------------
     Total liabilities                             38,782          145,101          38,982          169,488           126,901
                                              -----------     ------------     -----------     ------------      ------------
     Net assets                               $36,813,584     $141,224,627     $38,864,407     $167,872,383      $127,421,184
                                              ===========     ============     ===========     ============      ============
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                  $36,813,584     $141,137,305     $38,815,944     $167,498,746      $127,320,100
Contracts in annuity period
    (note 2 and note 5)                                --           87,322          48,463          373,637           101,084
                                              -----------     ------------     -----------     ------------      ------------
     Total contract owners' equity            $36,813,584     $141,224,627     $38,864,407     $167,872,383      $127,421,184
                                              ===========     ============     ===========     ============      ============
     Total units outstanding
       (note 5 and note 6)                      3,570,971       11,703,348       3,172,757       17,384,310        15,330,913
                                              ===========     ============     ===========     ============      ============
     Net asset value per unit                 $     10.31     $      12.07     $     12.25     $       9.66      $       8.31
                                              ===========     ============     ===========     ============      ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003



                                                CAPITAL                         MULTI-CAP
                                              APPRECIATION      MID-CAP          GROWTH           GLOBAL         INTERNATIONAL
                                                 STOCK           STOCK            STOCK         SECURITIES          STOCK
                                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                              ----------       ----------       ----------      ----------        ----------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Capital Appreciation Stock Fund,
   4,668,968 shares at net asset value of
   $18.19 per share (cost $87,631,528)        $84,941,168     $         --     $        --     $         --        $         --

Mid-Cap Stock Fund,
   4,226,801 shares at net asset value of
   $14.66 per share (cost $55,944,282)                          61,958,611              --               --                  --

Multi-Cap Growth Stock Fund,
   4,872,995 shares at net asset value of
   $6.20 per share (cost $27,899,018)                  --                       30,215,897               --                  --

Global Securities Fund,
   608,932 shares at net asset value of
   $9.72 per share (cost $5,075,029)                   --               --              --        5,921,234                  --

International Stock Fund,
   1,316,714 shares at net asset value of
   $9.54 per share (cost $10,697,599)                  --               --              --               --          12,560,482
                                              -----------     ------------     -----------     ------------        ------------
     Total assets                              84,941,168       61,958,611      30,215,897        5,921,234          12,560,482
                                              -----------     ------------     -----------     ------------        ------------
LIABILITIES
Accrued adverse mortality and
   expense charges                                 84,826           62,480          29,974            5,824              12,285
                                              -----------     ------------     -----------     ------------        ------------
     Total liabilities                             84,826           62,480          29,974            5,824              12,285
                                              -----------     ------------     -----------     ------------        ------------
     Net assets                               $84,856,342     $ 61,896,131     $30,185,923     $  5,915,410        $ 12,548,197
                                              ===========     ============     ===========     ============        ============
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                  $84,783,476     $ 61,835,032     $30,170,743     $  5,888,296        $ 12,542,675
Contracts in annuity period
    (note 2 and note 5)                            72,866           61,099          15,180           27,114               5,522
                                              -----------     ------------     -----------     ------------        ------------
     Total contract owners' equity            $84,856,342     $ 61,896,131     $30,185,923     $  5,915,410        $ 12,548,197
                                              ===========     ============     ===========     ============        ============
     Total units outstanding
       (note 5 and note 6)                     11,598,430        5,210,629       5,221,333          606,965           1,332,866
                                              ===========     ============     ===========     ============        ============
     Net asset value per unit                 $      7.32     $      11.88     $      5.78     $       9.75        $       9.41
                                              ===========     ============     ===========     ============        ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2003



                                                 MONEY                            HIGH                            GROWTH AND
                                                 MARKET           BOND           INCOME          BALANCED        INCOME STOCK
INVESTMENT INCOME (LOSS):                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                              -----------     ------------     -----------     ------------      ------------
  Dividend income                           $     342,000     $  6,143,525     $ 1,652,495     $  3,741,748      $  1,641,420
  Adverse mortality and expense charges
   (note 3)                                      (528,056)      (1,488,852)       (272,324)      (1,480,476)       (1,017,848)
                                            -------------     ------------     -----------     ------------      ------------
  Net investment income (loss)                   (186,056)       4,654,673       1,380,171        2,261,272           623,572
                                            -------------     ------------     -----------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                 --               --              --               --                --
   Proceeds from sale of securities            67,441,238       20,581,567       1,023,296        5,455,011         1,668,066
   Cost of securities sold                    (67,441,238)     (20,475,984)     (1,024,460)      (6,281,135)       (2,141,864)
                                            -------------     ------------     -----------     ------------      ------------
   Net realized gain (loss) on security
    transactions                                       --          105,583          (1,164)        (826,124)         (473,798)
  Net change in unrealized appreciation
   or depreciation on investments                      --       (2,676,329)      2,412,241       18,049,611        21,260,402
                                            -------------     ------------     -----------     ------------      ------------
   Net gain (loss) on investments                      --       (2,570,746)      2,411,077       17,223,487        20,786,604
                                            -------------     ------------     -----------     ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                 ($    186,056)    $  2,083,927     $ 3,791,248     $ 19,484,759      $ 21,410,176
                                            =============     ============     ===========     ============      ============



                                                CAPITAL                         MULTI-CAP
                                             APPRECIATION        MID-CAP         GROWTH           GLOBAL        INTERNATIONAL
                                                 STOCK           STOCK            STOCK         SECURITIES          STOCK
INVESTMENT INCOME (LOSS):                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                             ------------     ------------     ------------    -------------    -------------
  Dividend income                             $   325,060     $    245,386     $       163     $     42,704      $     53,636
  Adverse mortality and expense charges
   (note 3)                                      (690,269)        (502,702)       (204,564)         (48,007)          (88,647)
                                              -----------     ------------     -----------     ------------      ------------
  Net investment income (loss)                   (365,209)        (257,316)       (204,401)          (5,303)          (35,011)
                                              -----------     ------------     -----------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions received                 --               --         127,962               --                --
   Proceeds from sale of securities             2,095,151        1,825,085         483,629          526,250           291,349
   Cost of securities sold                     (2,906,006)      (2,136,796)       (589,543)        (568,118)         (313,771)
                                              -----------     ------------     -----------     ------------      ------------
   Net realized gain (loss) on security
    transactions                                 (810,855)        (311,711)         22,048          (41,868)          (22,422)
  Net change in unrealized appreciation
   or depreciation on investments              16,725,572       12,591,387       5,394,404        1,584,037         2,541,200
                                              -----------     ------------     -----------     ------------      ------------
   Net gain (loss) on investments              15,914,717       12,279,676       5,416,452        1,542,169         2,518,778
                                              -----------     ------------     -----------     ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                   $15,549,508     $ 12,022,360     $ 5,212,051     $  1,536,866      $  2,483,767
                                              ===========     ============     ===========     ============      ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2003 and 2002



                                                  MONEY MARKET SUBACCOUNT                   BOND SUBACCOUNT
                                                 2003                2002               2003                2002
                                              -----------        ------------       ------------        ------------
OPERATIONS:

  Net investment income (loss)               ($   186,056)       $    138,264       $  4,654,673        $  3,339,315
  Net realized gain (loss) on
   security transactions                               --                  --            105,583              33,715
  Net change in unrealized appreciation
   or depreciation on investments                      --                  --         (2,676,329)          1,676,428
                                             ------------        ------------       ------------        ------------
    Change in net assets from operations         (186,056)            138,264          2,083,927           5,049,458
                                             ------------        ------------       ------------        ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sales of units                 92,204,788          91,498,649        144,703,770         116,027,098
  Cost of units repurchased                  (100,173,110)        (75,182,410)      (112,573,870)        (46,821,742)
  Actuarial adjustments for mortality
   experience on annuities in payment period           (7)             (9,278)               388             (23,175)
  Annuity benefit payments                        (15,549)             (1,017)            (6,263)             (2,155)
                                             ------------        ------------       ------------        ------------
   Change in net assets from capital
    unit transactions                          (7,983,878)         16,305,944         32,124,025          69,180,026
                                             ------------        ------------       ------------        ------------
Increase (decrease) in net assets              (8,169,934)         16,444,208         34,207,952          74,229,484

NET ASSETS:

  Beginning of period                          44,983,518          28,539,310        107,016,675          32,787,191
                                             ------------        ------------       ------------        ------------
  End of period                              $ 36,813,584        $ 44,983,518       $141,224,627        $107,016,675
                                             ============        ============       ============        ============



                                               HIGH INCOME STOCK SUBACCOUNT               BALANCED SUBACCOUNT
                                                 2003                2002               2003               2002
                                              -----------        ------------       ------------        ------------
OPERATIONS:

  Net investment income (loss)                $ 1,380,171        $    817,808       $  2,261,272        $  2,246,693
  Net realized gain (loss) on
   security transactions                           (1,164)            (36,506)          (826,124)           (622,323)
  Net change in unrealized appreciation
   or depreciation on investments               2,412,241            (493,976)        18,049,611         (13,496,593)
                                              -----------        ------------       ------------        ------------
    Change in net assets from operations        3,791,248             287,326         19,484,759         (11,872,223)
                                              -----------        ------------       ------------        ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sales of units                 37,567,358          16,330,259         20,605,296         108,442,290
  Cost of units repurchased                   (17,485,117)         (8,756,507)       (78,305,743)        (55,911,910)
  Actuarial adjustments for mortality
   experience on annuities in payment period           38              (9,483)            (4,195)             (3,910)
  Annuity benefit payments                         (6,620)             (1,203)           (63,995)            (13,481)
                                              -----------        ------------       ------------        ------------
   Change in net assets from capital
    unit transactions                          20,075,659           7,563,066         42,231,363          52,512,989
                                              -----------        ------------       ------------        ------------
Increase (decrease) in net assets              23,866,907           7,850,392         61,716,122          40,640,766

NET ASSETS:

  Beginning of period                          14,997,500           7,147,108        106,156,261          65,515,495
                                              -----------        ------------       ------------        ------------
  End of period                               $38,864,407        $ 14,997,500       $167,872,383        $106,156,261
                                              ===========        ============       ============        ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002



                                               GROWTH AND INCOME STOCK SUBACCOUNT               CAPITAL APPRECIATION STOCK
SUBACCOUNT                                         2003                  2002                   2003                    2002
                                              ------------          -------------        ---------------        -----------------
OPERATIONS:
  Net investment income (loss)                $    623,572          $     299,227        ($      365,209)       ($        357,208)
  Net realized gain (loss) on
   security transactions                          (473,798)              (725,809)              (810,855)                (643,043)
  Net change in unrealized appreciation
   or depreciation on investments               21,260,402            (15,954,953)            16,725,572              (15,342,776)
                                              ------------          -------------        ---------------        -----------------
    Change in net assets from operations        21,410,176            (16,381,535)            15,549,508              (16,343,027)
                                              ------------          -------------        ---------------        -----------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                 100,070,809             80,050,246             69,400,604               57,995,724
  Cost of units repurchased                    (61,937,509)           (43,323,654)           (46,197,962)             (31,109,313)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                                   (5,490)                  (413)                (1,613)                    (495)
  Annuity benefit payments                         (10,940)               (16,162)                (8,739)                 (12,708)
                                              ------------          -------------        ---------------        -----------------
    Change in net assets from capital
     unit transactions                          38,116,870             36,710,017             23,192,290               26,873,208
                                              ------------          -------------        ---------------        -----------------
Increase (decrease) in net assets               59,527,046             20,328,482             38,741,798               10,530,181

NET ASSETS:
  Beginning of period                           67,894,138             47,565,656             46,114,544               35,584,363
                                              ------------          -------------        ---------------        -----------------
  End of period                               $127,421,184          $  67,894,138         $   84,856,342         $     46,114,544
                                              ============          =============        ===============        =================



                                                 MID-CAP STOCK SUBACCOUNT        MULTI-CAP GROWTH STOCK SUBACCOUNT
                                                 2003              2002               2003             2002
                                             -------------   --------------    ---------------    -----------------
OPERATIONS:
  Net investment income (loss)               ($    257,316)  ($     159,444)   ($      204,401)   ($        103,340)
  Net realized gain (loss) on
   security transactions                          (311,711)         431,412             22,048             (248,907)
  Net change in unrealized appreciation
   or depreciation on investments               12,591,387       (7,109,098)         5,394,404           (2,254,233)
                                             -------------   --------------    ---------------    -----------------
    Change in net assets from operations        12,022,360       (6,837,130)         5,212,051           (2,606,480)
                                             -------------   --------------    ---------------    -----------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                  45,820,774       40,072,440         25,164,580           12,403,472
  Cost of units repurchased                    (29,934,486)     (19,823,921)       (11,395,789)          (6,252,250)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                                      115             (746)               102                 (378)
  Annuity benefit payments                          (4,709)         (14,770)            (1,386)              (7,752)
                                             -------------   --------------    ---------------    -----------------
    Change in net assets from capital
     unit transactions                          15,881,694       20,233,003         13,767,507            6,143,092
                                             -------------   --------------    ---------------    -----------------
Increase (decrease) in net assets               27,904,054       13,395,873         18,979,558            3,536,612

NET ASSETS:
  Beginning of period                           33,992,077       20,596,204         11,206,365            7,669,753
                                             -------------   --------------    ---------------    -----------------
  End of period                               $ 61,896,131    $  33,992,077     $   30,185,923     $     11,206,365
                                             =============   ==============    ===============    =================


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002



                                              GLOBAL SECURITIES SUBACCOUNT        INTERNATIONAL STOCK SUBACCOUNT
                                                  2003             2002              2003                2002
                                              ------------    -------------     --------------     ----------------
OPERATIONS:
  Net investment income (loss)                ($     5,303)   ($     19,698)    ($      35,011)    ($         1,558)
  Net realized gain (loss) on
    security transactions                          (41,868)         (65,866)           (22,422)             (27,560)
  Net change in unrealized appreciation
    or depreciation on investments               1,584,037         (707,114)         2,541,200             (400,213)
                                              ------------    -------------     --------------     ----------------
    Change in net assets from operations         1,536,866         (792,678)         2,483,767             (429,331)
                                              ------------    -------------     --------------     ----------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                   6,606,980        4,333,952         11,366,783            6,750,834
  Cost of units repurchased                     (5,291,260)      (3,001,204)        (6,631,358)          (4,068,216)
  Actuarial adjustments for mortality
    experience on annuities in
    payment period                                      58               60                 15                 (304)
  Annuity benefit payments                          (3,782)            (846)              (236)              (5,185)
                                              ------------    -------------     --------------     ----------------
    Change in net assets from capital
     unit transactions                           1,311,996        1,331,962          4,735,204            2,677,129
                                              ------------    -------------     --------------     ----------------
Increase (decrease) in net assets                2,848,862          539,284          7,218,971            2,247,798

NET ASSETS:
  Beginning of period                            3,066,548        2,527,264          5,329,226            3,081,428
                                              ------------    -------------     --------------     ----------------
  End of period                                $ 5,915,410     $  3,066,548      $  12,548,197      $     5,329,226
                                              ============    =============     ==============     ================


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds.

     Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  FEES AND CHARGES

     Contract Charges

     SURRENDER CHARGE/CONTINGENT DEFERRED SALES CHARGE (MEMBERS VARIABLE ANNUITY II ONLY). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.


     ANNUAL RIDER CHARGES. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. For contracts issued prior to May 1, 2003, the charge is 0.15% of the average monthly contract value for the prior contract year.(1)


     TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)      INVESTMENT TRANSACTIONS


     The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2003, was as follows:



Money Market Fund..........................................          $59,265,262
Bond Fund..................................................           57,401,561
High Income Fund...........................................           22,503,392
Balanced Fund..............................................           50,011,133
Growth and Income Stock Fund...............................           40,466,870
Capital Appreciation Stock Fund............................           24,960,450
Mid-Cap Stock Fund.........................................           17,477,636
Multi-Cap Growth Stock Fund................................           14,193,754
Global Securities Fund.....................................            1,835,708
International Stock Fund...................................            4,998,607



(1) For contracts issued on or after May 1, 2003, the charge for one of these riders is 0.15%. The charge for the other is 0.20%.

(5)  ACCUMULATION

     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS


     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2003 and 2002, were as follows:



                                                    MONEY                            HIGH                         GROWTH AND
                                                    MARKET           BOND           INCOME        BALANCED       INCOME STOCK
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                 -----------      ----------      ----------     ----------      ------------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:

Outstanding at December 31, 2001                  2,766,278        2,969,752         696,051      6,878,166       5,518,625
Sold                                              8,854,540       10,158,882       1,598,640     12,292,410      10,577,378
Repurchased                                      (7,276,325)      (4,101,650)       (862,484)    (6,506,502)     (5,937,241)
                                                 ----------       ----------      ----------     ----------      ----------
Outstanding at December 31, 2002                  4,344,493        9,026,984       1,432,207     12,664,074      10,158,762
Sold                                              8,924,078       12,075,606       3,277,082     13,657,596      13,850,789
Repurchased                                      (9,697,600)      (9,406,476)     (1,540,488)    (8,976,039)     (8,690,802)
                                                 ----------       ----------      ----------     ----------      ----------
Outstanding at December 31, 2003                  3,570,971       11,696,114       3,168,801     17,345,631      15,318,749
                                                 ----------       ----------      ----------     ----------      ----------

UNITS FOR ANNUITIZED CONTRACTS:

Outstanding at December 31, 2001                         --              428             261          4,806           4,806
Sold                                                  2,504            9,113           2,596         28,829           5,734
Repurchased                                            (997)          (2,185)         (1,035)        (2,112)         (2,400)
                                                 ----------       ----------      ----------     ----------      ----------
Outstanding at December 31, 2002                      1,507            7,356           1,822         31,523           8,140
Sold                                                      2              410           2,732         15,020           6,310
Repurchased                                          (1,509)            (532)           (598)        (7,864)         (2,286)
                                                 ----------       ----------      ----------     ----------      ----------
Outstanding at December 31, 2003                         --            7,234           3,956         38,679          12,164
                                                 ----------       ----------      ----------     ----------      ----------

Total units outstanding December 31, 2003         3,570,971       11,703,348       3,172,757     17,384,310      15,330,913
                                                 ==========       ==========      ==========     ==========      ==========



                                                    CAPITAL                        MULTI-CAP
                                                 APPRECIATION       MID-CAP         GROWTH          GLOBAL      INTERNATIONAL
                                                     STOCK           STOCK           STOCK        SECURITIES        STOCK
                                                  SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                 ------------     ----------       ----------     ----------    -------------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:

Outstanding at December 31, 2001                  4,204,773        1,833,419       1,291,757        279,950         392,251
Sold                                              8,777,305        3,881,858       2,602,762        542,533         898,202
Repurchased                                      (4,940,000)      (2,006,072)     (1,340,287)      (384,286)       (542,965)
                                                 ----------       ----------      ----------       --------       ---------
Outstanding at December 31, 2002                  8,042,078        3,709,205       2,554,232        438,197         747,488
Sold                                             10,934,868        4,495,375       4,962,537        853,747       1,432,954
Repurchased                                      (7,388,470)      (2,999,094)     (2,298,063)      (687,760)       (848,163)
                                                 ----------       ----------      ----------       --------       ---------
Outstanding at December 31, 2003                 11,588,476        5,205,486       5,218,706        604,184       1,332,279
                                                 ----------       ----------      ----------       --------       ---------

UNITS FOR ANNUITIZED CONTRACTS:

Outstanding at December 31, 2001                      5,014            2,961           1,976            100           1,033
Sold                                                  2,391            1,730           2,789          1,258               5
Repurchased                                          (2,255)          (1,632)         (1,875)          (106)           (769)
                                                 ----------       ----------      ----------       --------       ---------
Outstanding at December 31, 2002                      5,150            3,059           2,890          1,252             269
Sold                                                  6,462            2,561              28          2,024             350
Repurchased                                          (1,658)            (477)           (291)          (495)            (32)
                                                 ----------       ----------      ----------       --------       ---------
Outstanding at December 31, 2003                      9,954            5,143           2,627          2,781             587
                                                 ----------       ----------      ----------       --------       ---------

Total units outstanding December 31, 2003        11,598,430        5,210,629       5,221,333        606,965       1,332,866
                                                 ==========        =========       =========        =======       =========

(6)  CONDENSED FINANCIAL INFORMATION

     The table below gives per unit information about the financial history of each subaccount for each period.


                                                MONEY MARKET                       BOND                       HIGH INCOME
                                                 SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                                 ----------                     ----------                    ----------
                                         2003       2002      2001      2003       2002       2001      2003      2002      2001
                                         ----       ----      ----      ----       ----       ----      ----      ----      ----
UNIT VALUE:

  Beginning of period                  $ 10.35    $ 10.32   $ 10.06   $  11.85   $  11.04   $ 10.31   $ 10.46   $ 10.26   $ 10.04
  End of period                          10.31      10.35     10.32      12.07      11.85     11.04     12.25     10.46     10.26

NET ASSETS AT END OF PERIOD (000S)      36,814     44,984    28,539    141,225    107,017    32,787    38,864    14,998     7,147

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                          3,571      4,346     2,766     11,703      9,034     2,970     3,173     1,434       696

TOTAL RETURN(1)                          (0.39%)     0.29%     2.58%      1.86%      7.34%     7.08%    17.11%     1.95%     2.19%

INVESTMENT INCOME RATIO(2)                0.74%      1.48%     2.88%      4.75%      6.08%     9.11%     6.98%     8.45%    12.02%

EXPENSE RATIO(3)                          1.15%      1.15%     1.15%      1.15%      1.15%     1.15%     1.15%     1.15%     1.15%



                                               BALANCED                     GROWTH AND INCOME              CAPITAL APPRECIATION
                                           STOCK SUBACCOUNT                 STOCK SUBACCOUNT                 STOCK SUBACCOUNT
                                           ----------------                 ----------------                 ----------------
                                     2003        2002       2001        2003      2002       2001       2003      2002       2001
                                     ----        ----       ----        ----      ----       ----       ----      ----       ----
UNIT VALUE:

  Beginning of period              $   8.36   $   9.52    $  9.93    $   6.68   $  8.61    $  9.76    $  5.73   $  8.45    $  9.41

  End of period                        9.66       8.36       9.52        8.31      6.68       8.61       7.32      5.73       8.45

NET ASSETS AT END OF
  PERIOD (000S)                     167,872    106,156     65,515     127,421    67,894     47,566     84,856    46,115     35,584

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                      17,384     12,696      6,883      15,331    10,167      5,523     11,598     8,047      4,210

TOTAL RETURN(1)                       15.55%    (12.18%)    (4.13%)     24.40%   (22.42%)   (11.78%)    27.75%   (32.19%)   (10.20%)

INVESTMENT INCOME RATIO(2)             2.91%      3.61%      4.54%       1.85%     1.64%      1.63%      0.54%     0.29%      0.13%

EXPENSE RATIO(3)                       1.15%      1.15%      1.15%       1.15%     1.15%      1.15%      1.15%     1.15%      1.15%



                                                  MID-CAP                    MULTI-CAP GROWTH               GLOBAL SECURITIES
                                                SUBACCOUNT                   STOCK SUBACCOUNT                  SUBACCOUNT
                                                ----------                   ----------------                  ----------
                                         2003      2002       2001      2003      2002       2001      2003      2002       2001
                                         ----      ----       ----      ----      ----       ----      ----      ----       ----
UNIT VALUE:

  Beginning of period                  $  9.16   $ 11.22    $ 10.21   $  4.38   $  5.93    $  8.68    $ 6.98   $  9.02    $ 10.18

  End of period                          11.88      9.16      11.22      5.78      4.38       5.93      9.75      6.98       9.02

NET ASSETS AT END OF PERIOD (000S)      61,896    33,992     20,596    30,186    11,206      7,670     5,915     3,067      2,527

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                          5,211     3,712      1,836     5,221     2,557      1,294       607       439        280

TOTAL RETURN(1)                          29.69%   (18.36%)     9.89%    31.96%   (26.14%)   (31.68%)   39.68%   (22.62%)   (11.39%)

INVESTMENT INCOME RATIO(2)                0.56%     0.61%      1.40%     0.00%     0.01%      0.00%     1.02%     0.49%      0.35%

EXPENSE RATIO(3)                          1.15%     1.15%      1.15%     1.15%     1.15%      1.15%     1.15%     1.15%      1.15%

                                                      INTERNATIONAL
                                                     STOCK SUBACCOUNT
                                                     ----------------
                                           2003           2002            2001
                                           ----           ----            ----
UNIT VALUE:

  Beginning of period                    $  7.13        $  7.84         $  9.72

  End of period                             9.41           7.13            7.84

NET ASSETS AT END OF PERIOD (000S)        12,548          5,329           3,081

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                            1,333            748             393

TOTAL RETURN(1)                            31.98%         (9.06%)        (19.34%)

INVESTMENT INCOME RATIO(2)                  0.70%          1.11%           0.04%

EXPENSE RATIO(3)                            1.15%          1.15%           1.15%


(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Subaccounts for MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity) as of December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2003 with Ultra Series Fund, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2004

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

REPORT ON AUDITS OF CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
CUNA Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 8, 2004

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2003 and 2002
(000s omitted)

                                                          2003            2002
                                                      ------------     -----------
                      ASSETS
Debt securities available for sale at fair value      $  2,682,834     $ 2,231,030
Equity securities available for sale at fair value         125,124          78,770
Investment in unconsolidated affiliate                      15,171          12,342
Mortgage loans                                             242,029         275,971
Real estate                                                 41,336          42,961
Policy loans                                                97,269         100,022
Short-term investments                                     228,114         186,058
Other invested assets                                       19,875          17,974
Cash and cash equivalents                                   73,061          62,286
                                                      ------------     -----------

Total cash and investments                               3,524,813       3,007,414

Accrued investment income                                   36,759          30,874
Reinsurance recoverable                                    700,910         561,844
Deferred policy acquisition costs                          234,429         215,994
Income taxes receivable                                          -           1,442
Office properties, equipment and computer software          13,941          17,141
Separate account assets                                  3,472,382       2,765,637
Other assets and receivables                                19,916          27,505
                                                      ------------     -----------

Total assets                                          $  8,003,150     $ 6,627,851
                                                      ============     ===========

        LIABILITIES AND POLICYHOLDERS' SURPLUS

Insurance reserves - life and health                  $    764,828     $   670,094
Policyholder account balances                            2,943,568       2,423,734
Unearned premiums                                           29,630          30,455
Dividends payable to policyholders                          14,362          13,612
Income taxes payable                                         2,135               -
Deferred tax liability                                      27,586          25,270
Accrued postretirement benefit liability                    28,386          26,609
Accrued pension liability                                    4,662          11,084
Separate account liabilities                             3,472,382       2,765,637
Notes payable                                               15,977           1,226
Accounts payable and other liabilities                     276,665         271,254
                                                      ------------     -----------

Total liabilities                                        7,580,181       6,238,975
                                                      ------------     -----------

Accumulated other comprehensive income                      59,068          47,413
Retained earnings                                          363,901         341,463
                                                      ------------     -----------

Total policyholders' surplus                               422,969         388,876
                                                      ------------     -----------

Total liabilities and policyholders' surplus          $  8,003,150     $ 6,627,851
                                                      ============     ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Income
Years Ended December 31, 2003, 2002 and 2001
(000s omitted)

                                                         2003          2002          2001
                                                      ----------    ----------    ----------
Revenues:
     Life and health premiums                         $  159,857    $  139,381    $  126,529
     Net investment income                               156,816       145,337       148,490
     Net realized investment gains (losses)               15,577       (29,545)        9,553
     Contract charges                                     71,791        73,926        86,205
     Other income                                          9,728         8,292         7,668
                                                      ----------    ----------    ----------

Total revenues                                           413,769       337,391       378,445
                                                      ----------    ----------    ----------

Benefits and expenses:
     Life and health insurance claims and benefits       139,578       113,424       120,719
     Interest credited to policyholder account
       balances                                           84,621        79,026        68,792
     Policyholder dividends                               28,009        26,820        26,223
     Operating and other expenses                        131,458       143,991       131,571
                                                      ----------    ----------    ----------

Total benefits and expenses                              383,666       363,261       347,305
                                                      ----------    ----------    ----------

Income (loss) before income taxes and equity in
     net income of unconsolidated affiliate               30,103       (25,870)       31,140

Income tax expense (benefit)                               9,446       (20,454)        7,522
                                                      ----------    ----------    ----------

Income (loss) before equity in net income of
     unconsolidated affiliate                             20,657        (5,416)       23,618

Equity in net income of unconsolidated affiliate,
     net of tax                                            1,781           822         1,476
                                                      ----------    ----------    ----------

Net income (loss)                                     $   22,438    $   (4,594)   $   25,094
                                                      ==========    ==========    ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2003, 2002 and 2001
(000s omitted)

                                                         2003          2002          2001
                                                      ----------    ----------    ----------
Net income (loss)                                     $   22,438    $   (4,594)   $   25,094
                                                      ----------    ----------    ----------

Other comprehensive income (loss), net of tax:
  Unrealized gains (losses) on investment
   securities:
   Unrealized holding gains arising during period         28,840        22,645        10,452
   Applicable income tax expense on above                (10,094)       (7,926)       (3,658)
   Reclassification adjustment for (gains) losses
    included in net income                               (10,909)       28,794       (13,622)
   Applicable income tax expense (benefit) on
    above                                                  3,818       (10,078)        4,768
                                                      ----------    ----------    ----------

Other comprehensive income (loss)                         11,655        33,435        (2,060)
                                                      ----------    ----------    ----------

Comprehensive income                                  $   34,093    $   28,841    $   23,034
                                                      ==========    ==========    ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2003, 2002 and 2001
(000s omitted)

                                                         2003          2002          2001
                                                      ----------    ----------    ----------
Retained earnings:
     Balance at beginning of year                     $  341,463    $  346,057    $  320,963
     Net income (loss)                                    22,438        (4,594)       25,094
                                                      ----------    ----------    ----------

     Balance at end of year                              363,901       341,463       346,057
                                                      ----------    ----------    ----------

Accumulated other comprehensive income:
     Unrealized investment gains:
      Balance at beginning of year                        47,413        13,978        16,038
      Unrealized gain (loss) on investment
      securities, net of tax                              11,655        33,435        (2,060)
                                                      ----------    ----------    ----------

      Balance at end of year                              59,068        47,413        13,978
                                                      ----------    ----------    ----------

Total policyholders' surplus                          $  422,969    $  388,876    $  360,035
                                                      ==========    ==========    ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flow
Years Ended December 31, 2003, 2002 and 2001
(000s omitted)

                                                         2003          2002          2001
                                                      ----------    ----------    ----------
Cash flows from operating activities:
 Net income (loss)                                    $   22,438    $   (4,594)   $   25,094
     Adjustments to reconcile net income (loss) to
        net cash provided by operating activities:
        Amortization of deferred policy acquisition
          costs                                           32,505        35,669        38,710
        Policy acquisition costs deferred                (48,058)      (46,369)      (38,637)
        Depreciation of fixed assets                       6,326         5,818         6,683
        Deferred income tax expense                       (4,742)        3,045         2,076
        Net realized investment (gains) losses           (15,577)       29,545        (9,553)
        Policyholder assessments on investment-
          type contracts                                 (22,260)      (21,815)      (21,407)
        Interest credited to policyholder account
          balances                                        84,621        79,026        68,792
        Amortization of bond premium and discount          8,823         1,284        (2,751)
        Other investment income                            3,066           484             -
        Equity in net income of unconsolidated
          affiliate                                       (1,781)         (822)       (1,476)
        Changes in other assets and liabilities:
         Accrued investment income                        (5,885)       (4,695)         (642)
         Other assets and receivables                        164       (10,558)        2,546
         Insurance reserves                               94,734        22,850        31,134
         Unearned premiums                                  (815)       (1,437)      (13,046)
         Accrued income taxes                              3,577       (21,125)         (868)
         Other liabilities                               (29,373)      145,130         1,928
                                                      ----------    ----------    ----------

Net cash provided by operating activities             $  127,763    $  211,436    $   88,583
                                                      ----------    ----------    ----------

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flow, continued
Years Ended December 31, 2003, 2002 and 2001
(000s omitted)

                                                          2003         2002          2001
                                                      -----------   -----------   ----------
Cash flows from investing activities:
 Purchase of investments:
   Debt securities                                    $(1,792,068)  $(1,350,286)  $ (985,419)
   Equity securities                                      (36,136)      (24,622)     (39,828)
   Mortgage loans                                               -             -         (600)
   Real estate                                             (1,176)       (1,228)      (2,903)
   Short-term investments                                 (13,502)     (131,232)     (37,979)
 Proceeds on sale or maturity of investments:
   Debt securities                                      1,351,244       955,610      658,073
   Equity securities                                       11,940        26,119       62,562
   Mortgage loans                                          35,042        30,931       32,970
   Real estate                                                  -             -        7,352
   Short-term investments                                   7,673        37,893       15,017
 Purchases of office properties, equipment and
   computer software                                         (541)       (5,672)      (6,959)
   Change in policy loans                                   2,753         1,253        1,779
   Other, net                                             (22,801)      (12,299)       3,956
                                                      -----------   -----------   ----------

 Net cash used in investing activities                   (457,572)     (473,533)    (291,979)
                                                      -----------   -----------   ----------
 Cash flows from financing activities:
   Deposits to policyholder account balances              765,847       564,364      315,523
   Withdrawals from policyholder account
    balances                                             (440,014)     (284,408)    (127,348)
   Net change in separate account assets and
    liabilities                                                 -             -       10,234
   Change in notes payable                                 14,751             -            -
                                                      -----------   -----------   ----------

 Net cash provided by financing
   activities                                             340,584       279,956      198,409
                                                      -----------   -----------   ----------

 Change in cash and cash equivalents                       10,775        17,859       (4,987)
 Cash and cash equivalents at beginning of year            62,286        44,427       49,414
                                                      -----------   -----------   ----------

 Cash and cash equivalents at end of year             $    73,061   $    62,286   $   44,427
                                                      ===========   ===========   ==========

 Supplemental disclosures of cash information:
   Cash (refunded) paid during the year for
    income taxes, net of refunds                      $    10,612   $    (2,374)  $    6,266
                                                      ===========   ===========   ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2003

     (1)  NATURE OF BUSINESS

          CUNA Mutual Life Insurance Company (CMLIC or the Company), a mutual life insurance company domiciled in Iowa, offers a full range of ordinary life and health insurance and annuity products through face-to-face and direct response distribution systems. Most of its new business is generated from sales to credit union members. The Company owns 50% of MEMBERS Capital Advisors, Inc., a registered investment advisor and 100% of CMIA of Wisconsin, Inc., an insurance agency and holding company. CMIA of Wisconsin, Inc. owns 100% of League Insurance Agency.

          The Company is authorized to sell insurance in the District of Columbia and all states except New York. No single jurisdiction has a significant concentration of business.

     (2)  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

               BASIS OF PRESENTATION

          The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of CMLIC and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain amounts in the 2002 consolidated financial statements have been reclassified to conform with the 2003 presentation.

          The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs and insurance reserves are most affected by the use of estimates and assumptions.

               INVESTMENTS OTHER THAN UNCONSOLIDATED AFFILIATES

          Debt securities, including bonds and redeemable preferred stocks, are classified as available for sale and are carried at fair value. Prepayment assumptions for loan-backed bonds and structured securities were obtained from industry survey values or internal estimates. These assumptions are consistent with the current interest rate environment. The retrospective adjustment method is used to value all such securities.

          Equity securities, including common stocks and nonredeemable preferred stocks, are classified as available for sale and are reported at fair value.

          Unrealized gains and losses on investment securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

          Mortgage loans are carried at their aggregate unpaid principal balance, net of estimated unrecoverable amounts. An allowance for unrecoverable amounts is provided when a mortgage loan becomes impaired, which occurs when it becomes probable the Company will be unable to collect the total amounts due, including principal and interest, according to contractual terms. Impairments are recorded in realized investment losses and are based upon the difference between the recorded investment in the loan and the estimated fair value of the collateral.

          Real estate is carried at cost net of accumulated depreciation ($27.9 million and $25.1 million at December 31, 2003 and 2002, respectively). The cost of real estate is adjusted for impairment whenever events or circumstances indicate the carrying value of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses.

          Policy loans are reported at their unpaid principal balance.

          Short-term investments are reported at amortized cost, which approximates fair value.

          Investment income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis. Realized gains and losses on the sale of investments are reported in income based upon the specific identification method. Charges for other than temporary declines in the value of investments are recognized in net realized investment gains (losses) and the costs of the investments are reduced to their estimated fair values.

               INVESTMENT IN UNCONSOLIDATED AFFILIATE

          Investment in unconsolidated affiliate represents CMLIC's 50% ownership of MEMBERS Capital Advisors, Inc., and is accounted for using the equity method.

               OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

          Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. Accumulated depreciation on office properties, equipment, and computer software at December 31, 2003 and 2002 is $38.3 million and $35.0 million, respectively.

               SEPARATE ACCOUNTS

          The Company issues variable annuities, variable life insurance policies, and certain other insurance contracts, the assets and liabilities of which are legally segregated. They are reflected in the accompanying consolidated balance sheet as assets and liabilities of separate accounts. Separate account assets are carried at fair value. Separate account liabilities primarily represent the contractholders' claims to the related assets and are carried at the fair value of the assets.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

          Separate account contract fee income for investment management and policy administration is reflected by the Company in the accompanying consolidated statements of income. Investment income and realized and unrealized capital gains and losses of the separate account assets, except for the portion related to the Company's ownership of the separate accounts, accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of income. Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus.

          Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission.

               INSURANCE RESERVES

          For traditional participating products, reserves are computed using the net level premium method. Mortality and interest rates used are those guaranteed in calculating the cash surrender values. Mortality rates are based on statutory valuation tables and interest rates vary from 2.5% to 5.5%. No provision is made for adverse deviation.

          For other term life and whole life products, reserves are computed using the net level premium method based on estimated future investment yield, mortality, morbidity, withdrawals, and expenses. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 8.0% to 5.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption when deemed necessary.

          For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates used range from 4.0% to 9.5%.

               REVENUE, BENEFIT, AND EXPENSE RECOGNITION

          Term life and whole life insurance premiums are recognized as premium income when due. Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). Related policy benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

          Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consists of net investment income as well as policy fees such as expense and surrender charges, which are recorded as contract charges in the accompanying consolidated financial statements. Expenses consist of interest credited to contracts, benefits incurred in the period in excess of related policyholder account balances and policy maintenance costs.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

          Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated financial statements, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance, and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in the period in excess of related policyholder account balances.

          Profits from investment contract and universal life-type policies are recognized in relation to the expected gross profit stream of the product (fees, charges, and investment income reduced by related expenses).

               DEFERRED POLICY ACQUISITION COSTS

          The costs of acquiring new business that vary with, and are primarily related to, the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. For investment contracts and universal life-type products, these deferred acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred acquisition costs on participating insurance contracts are amortized over the life of the book of participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. For other term life and whole life insurance products, deferred acquisition costs are amortized in relation to expected premiums. For universal life-type, investment and participating insurance contracts, the deferred policy acquisition cost asset is adjusted for the impact on estimated gross profits or gross margins of net unrealized gains and losses on securities.

               POLICYHOLDER ACCOUNT BALANCES

          The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.

          Policyholder account balances reflect net amounts received plus interest credited during the contract accumulation period. Average credited rates ranged from 3.16% to 5.72% in 2003 and 3.50% to 5.78% in 2002. Future minimum guaranteed interest rates during the life of the contracts vary from 2.0% to 4.5%.

               INCOME TAXES

          The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

               BENEFIT PLANS

          The Company recognizes pension costs for its defined benefit pension plans on an accrual basis. The cost of postretirement benefits are recognized on an accrual basis as employees perform services to earn the benefits. Postretirement benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if they meet certain requirements.

               REINSURANCE

          Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported net in the statements of income. A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured.

               CASH AND CASH EQUIVALENTS

          Cash and cash equivalents include deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with original maturities under 90 days, which are not otherwise restricted.

               FOREIGN EXCHANGE

          The Company's financial statements are impacted by changes in foreign currency exchange rates on investment holdings denominated in foreign currency. The foreign exchange impact of investment holdings classified as available for sale are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of income.

               DERIVATIVE FINANCIAL INSTRUMENTS

          The Company uses derivative instruments, such as interest rate swaps and caps, total return swaps, foreign currency futures, bond and stock index futures, and purchased and written options to help maximize risk adjusted investment returns; reduce interest rate risks of long term assets; control exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. Derivatives are stated in the consolidated balance sheets at estimated fair value. Changes in fair value are reported in net income.

          CMLIC uses hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

               EMERGING ACCOUNTING MATTERS

          In 2003, the Financial Accounting Standards Board issued FASB Interpretation No. 46R, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" (FIN 46R). FIN 46R provides guidance to identify variable interest entities (VIEs) and requires consolidation by their primary beneficiary. A VIE is defined as an entity in which either 1) the equity investors, if any, do not have a controlling financial interest, or 2) the equity investment at risk is insufficient to finance that entity's activities without receiving additional subordinated financial support from other parties. An enterprise whose investment in a VIE absorbs the majority of the VIE's expected losses or receives a majority of its expected residual returns is considered a primary beneficiary, although not all VIEs will have a primary beneficiary. FIN 46R is not effective until 2005 for non-public entities and implementation is not expected to have a material impact on the Company's consolidated balance sheet.

          Congress passed the "Medicare Prescription Drug, Improvement and Modernization Act of 2003" which introduces a prescription drug benefit for Medicare recipients. The Act also provides a subsidy for postretirement health benefit plan sponsors that include an actuarially equivalent drug benefit. Specific authoritative guidance on accounting for the federal subsidy is pending. That guidance, when issued, could require the Company to change previously reported information relating to the accumulated postretirement benefit obligation or net periodic postretirement benefit cost in the financial statements or related notes. FASB Staff Position No. FAS 106-1 permits employers to defer recognition of these changes, generally until authoritative guidance is issued. The Company elects to defer recognition in accordance with the Staff Position.

          The Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 132 (revised 2003), "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FAS 132) in 2003. FAS 132 does not change accounting for benefit plans but requires new disclosures, mostly adding detail about benefit plan assets and future expected cash flows. It is effective in 2004 for non-public entities.

          In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Traditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). SOP 03-01 addresses: (i) separate account presentation;
          (ii) accounting for an insurance company's proportionate interest in separate accounts; (iii) transfers of assets from the general account to a separate account; (iv) valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits; and (v) accounting for sales inducements. It will be effective as of January 1, 2004. The Company is still evaluating certain aspects of SOP 03-01. Currently, management does not anticipate that adoption will have a material impact on the Company's financial position.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

     (3)  INVESTMENTS

               DEBT SECURITIES

          The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2003 and 2002 are as follows (000s omitted):

                                                                    Gross Unrealized
                                                     Amortized    --------------------     Estimated
           December 31, 2003                            Cost        Gains      Losses      Fair Value
-----------------------------------------------      ----------   ---------   -------      ----------
U.S. government and agencies                         $  183,140   $   3,077   $  (112)     $  186,105
States and political subdivisions                         7,264          17       (91)          7,190
Foreign government securities                           239,746      47,615       (43)        287,318
Domestic corporate securities                         1,096,108      45,711    (3,339)      1,138,480
Mortgage-backed and other structured securities         977,961      22,540    (4,614)        995,887
Foreign corporate securities                             65,529       2,583      (258)         67,854
                                                     ----------   ---------   -------      ----------
Total debt securities                                $2,569,748   $ 121,543   $(8,457)     $2,682,834
                                                     ==========   =========   =======      ==========

                                                                    Gross Unrealized
                                                     Amortized    --------------------     Estimated
           December 31, 2002                            Cost        Gains      Losses      Fair Value
-----------------------------------------------      ----------   ---------   -------      ----------
U.S. government and agencies                         $  209,139   $   6,395   $      -     $  215,534
States and political subdivisions                           267          11          -            278
Foreign government securities                           173,414      27,531       (894)       200,051
Domestic corporate securities                           833,037      42,326     (8,002)       867,361
Mortgage-backed and other structured securities         866,375      36,019     (5,317)       897,077
Foreign corporate securities                             48,489       2,291        (51)        50,729
                                                     ----------   ---------   --------     ----------
Total debt securities                                $2,130,721   $ 114,573   $(14,264)    $2,231,030
                                                     ==========   =========   ========     ==========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

          The amortized cost and estimated fair values of debt securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed and other structured securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                            Amortized       Estimated
                   (000s omitted)                              Cost        Fair Value
------------------------------------------------            ----------     ----------
Due in one year or less                                     $  157,378     $  164,872
Due after one year through five years                          812,490        854,317
Due after five years through ten years                         556,020        596,588
Due after ten years                                             65,899         71,170
Mortgage-backed and other structured securities                977,961        995,887
                                                            ----------     ----------
Total debt securities                                       $2,569,748     $2,682,834
                                                            ==========     ==========

               EQUITY SECURITIES

          The cost, gross unrealized gains and losses, and estimated fair value of equity securities at December 31 are as follows (000s omitted):

                                             Gross          Gross       Estimated
                                          Unrealized     Unrealized        Fair
                               Cost          Gains         Losses         Value
                             --------     ----------     ---------      ---------
2003                         $108,879     $   17,044     $    (799)     $ 125,124
2002                           84,330          3,612        (9,172)        78,770
                             ========     ==========     =========      =========

               MORTGAGE LOANS

          The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2003 the commercial mortgage portfolio had an average remaining life of approximately 4.8 years, with all principal in the total mortgage portfolio due prior to 2020. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 15% of the aggregate mortgage loan portfolio balance (at December 31, 2003, the company held 18% in California, which is the highest concentration in one state), and loans of no more than 2% of the aggregate mortgage loan portfolio balance are made to any one borrower.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

                  NET INVESTMENT INCOME

         Sources of net investment income for the years ended December 31 are summarized as follows (000s omitted):

                                             2003            2002            2001
-------------------------------------------------------------------------------------
Gross investment income:
   Debt securities                       $    126,633    $    115,323    $    110,458
   Equity securities                            1,662           1,678           1,670
   Mortgage loans                              22,881          24,216          27,716
   Real estate                                  9,195           8,928           9,692
   Policy loans                                 6,658           6,721           6,783
   Derivative financial instruments            (1,844)         (1,273)          2,089
   Short-term investments and other             1,668           1,653           2,717
-------------------------------------------------------------------------------------

                                              166,853         157,246         161,125
Investment expenses                           (10,037)        (11,909)        (12,635)
-------------------------------------------------------------------------------------

Net investment income                    $    156,816    $    145,337    $    148,490
=====================================================================================

                  NET REALIZED INVESTMENT GAINS (LOSSES)

         Sources of realized gains (losses) for the years ended December 31 are summarized as follows (000s omitted):

                                             2003            2002            2001
-------------------------------------------------------------------------------------
Debt securities:
   Gross gains from sales                $     30,920       $  13,461    $     10,946
   Gross losses from sales                     (9,960)        (20,053)        (11,201)
   Other                                          (38)            594           1,588
   Impairment losses                           (8,928)         (6,518)         (1,576)
Equity securities:
   Gross gains from sales                       4,534           1,536          14,311
   Gross losses from sales                       (384)        (16,303)         (2,145)
   Other                                            -               -             462
   Impairment losses                           (2,956)         (2,922)              -
Mortgage loans                                  1,099               -               -
Real estate                                         -               -             589
Derivative financial instruments                1,094           1,178          (3,421)
Other                                             196            (518)              -
-------------------------------------------------------------------------------------

Net realized investment gains (losses)   $     15,577       $ (29,545)   $      9,553
=====================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         Proceeds from the sale of debt securities were $940.9 million, $607.2 million, and $443.5 million in 2003, 2002 and 2001, respectively. Proceeds from the sale of equity securities were $11.9 million, $25.8 million, and $44.9 million in 2003, 2002 and 2001, respectively.

                  NET UNREALIZED INVESTMENT GAINS (LOSSES)

         The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows (000s omitted):

                                                     2003            2002            2001
---------------------------------------------------------------------------------------------
Debt securities                                  $    113,086    $     89,537    $     30,027
Equity securities                                      16,245          (5,560)         (4,893)
Short-term investments                                      -             (15)             18
Deferred policy acquisition cost adjustments          (14,240)        (17,122)         (4,348)
Other                                                 (24,249)          6,102           1,213
Deferred income taxes                                 (31,774)        (25,529)         (8,039)
---------------------------------------------------------------------------------------------

Net unrealized investment gains                  $     59,068    $     47,413    $     13,978
=============================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         The amortized cost and associated unrealized investment losses for debt and equity securities for which the fair value had temporarily declined and remained below cost as of December 31, 2003 were as follows (000s omitted):

                                                 Unrealized     Unrealized
                                                 Loss Period    Loss Period
                                                Under Twelve   Twelve Months
                                                   Months       or Greater       Total
------------------------------------------------------------------------------------------
Amortized cost of debt securities with
  unrealized investment losses:
  U.S. government and agencies                  $     10,745   $          -   $     10,745
  States and political subdivisions                    6,998              -          6,998
  Foreign government securities                        5,050              -          5,050
  Domestic corporate securities                      203,316          4,925        208,241
  Mortgage-backed and other structured
    securities                                       292,078         18,183        310,261
  Foreign corporate securities                         9,578              -          9,578
------------------------------------------------------------------------------------------

  Total amortized cost of debt
    securities with unrealized
    investment losses                           $    527,765   $     23,108   $    550,873
==========================================================================================

Unrealized investment losses on debt
  securities:
  U.S. government and agencies                  $        112   $          -   $        112
  States and political subdivisions                       91              -             91
  Foreign government securities                           43              -             43
  Domestic corporate securities                        3,044            295          3,339
  Mortgage-backed and other structured
    securities                                         3,597          1,017          4,614
  Foreign corporate securities                           258              -            258
------------------------------------------------------------------------------------------

Total unrealized investment losses on
  debt securities                               $      7,145   $      1,312   $      8,457
==========================================================================================

Cost of equity securities with unrealized
  investment losses                             $      2,517   $     16,037   $     18,554
Unrealized investment losses on equity
  securities                                             151            648            799
==========================================================================================

         At December 31, 2003, the Company owned 145 debt securities with a fair value of $542.4 million in an unrealized investment loss position. Of these, 22, with a fair value of $21.8 million have been in an unrealized loss position for twelve or more months. The $1.3 million unrealized loss represents a six percent price impairment. The price impairment on the remaining 123 debt securities is less than two percent. The majority of the debt securities are investment grade. The unrealized losses can be attributed primarily to interest rate and credit quality spread changes

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         since the securities were first acquired and the Company believes they are temporary. In determining whether these unrealized losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the market price has recovered.

         At December 31, 2003, the Company had eleven stocks with a fair value of $17.8 million in an unrealized loss position. Of these, five, with a fair value of $15.4 million have been in an unrealized position for more than twelve months; the unrealized loss represents a four percent price impairment. The Company believes that the unrealized losses related to these investments are temporary. In fact, four of the five stocks achieved prices in excess of their respective average cost levels during the first two months of 2004. In general, in determining whether these losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, forecasted market price recovery, and the intent and ability of the Company to hold the investment until the market price has recovered.

                  SECURITIES LENDING AGREEMENTS

         The Company is party to securities lending agreements to earn fee income. Unrelated parties borrow securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2003 and 2002, the fair value of securities loaned by the Company totaled $212.3 million and $176.4 million, respectively.

         The amount of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The fair value of collateral held was $216.6 million and $180.4 million at December 31, 2003 and 2002, respectively.

                  DERIVATIVE FINANCIAL INSTRUMENTS

         Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; to reduce interest rate risks of long-term assets; to control exposure to various credit, currency, and market risks; and to manage exposure to various equity and fixed income market sectors. Derivatives are stated in the consolidated balance sheet at fair value and changes in fair value are recorded as realized investment gains and losses, as are gains and losses at termination.

         Futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered, a margin account is established with the broker based on the requirements of the futures exchange. During 2003, the Company utilized equity index futures to help achieve strategic asset allocation targets, but there are no such contracts open at December 31, 2003.

         The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to securities investments denominated in foreign currencies.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         The company classifies the foreign currency futures as fair value hedges of the designated foreign currency risk of Japanese yen, British pound and Euro denominated long-term bonds. The Company measures the effectiveness of the foreign currency fair value hedge based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is therefore excluded from the assessment of hedge effectiveness. Based on this measurement of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were no more than four percent ineffective.

         The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. The Company accrues the net periodic settlement amount of interest rate swap agreements into income.

         The Company uses total return swaps to gain exposure to various market sectors. Under total return swaps the Company agrees with other parties to exchange, at specified intervals, the difference between the total return on an index or basket of securities and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Consistent with its asset allocation strategy, the Company entered into commercial mortgage backed security swaps to gain additional exposure to the investment grade commercial mortgage backed securities market and high yield swaps to gain additional exposure to the high yield bond market.

         Generally, no cash is exchanged at the outset of a total return swap contract and no principal payments are made by either party. Normally, a single net payment is made by one of the counterparties at each due date. The net periodic payment accrued is recorded in income.

         The Company gained exposure to certain fixed-income credits by entering into credit default swap contracts. In return for periodic payments of interest based on LIBOR, the Company agreed to acquire certain fixed income securities in the event of default of that security. There are no credit default swap contracts open at December 31, 2003.

         Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms.

         The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and option agreements. The Company monitors the credit standing of the

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

         The following tables provide a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2003 and 2002 (000s omitted):

                                                                     Current Market or
                                   Carrying        Notional              Fair Value
       December 31, 2003            Value           Amount          Assets      Liabilities
--------------------------------------------------------------------------------------------
Interest rate and total
  return swaps                   $       (176)   $    230,000    $      2,122   $      2,298
Financial futures                      (4,142)        236,555               -          4,142
Purchased option contracts              2,142          25,284           2,142              -
Written option contracts               (2,142)        (25,284)              -          2,142
--------------------------------------------------------------------------------------------

Total derivative financial
  instruments                    $     (4,318)   $    466,555    $      4,264   $      8,582
============================================================================================

    December 31, 2002
      (000s omitted)
--------------------------------------------------------------------------------------------

Interest rate and total
  return swaps                   $     (1,811)   $     70,000    $      1,159   $      2,970
Financial futures                      (4,488)        112,338               -          4,488
Purchased option contracts                771          19,908             771              -
Written option contracts                 (771)        (19,908)              -            771
--------------------------------------------------------------------------------------------

Total derivative financial
  instruments                    $     (6,299)   $    182,338    $      1,930   $      8,229
============================================================================================

                  INVESTMENT IN UNCONSOLIDATED AFFILIATE

         CMLIC owns 50% of MEMBERS Capital Advisors, Inc. (MCA), a registered investment advisor. At December 31, 2003, MCA had assets of $39.1 million and liabilities of $8.8 million. MCA had net income of $5.5 million in 2003, $2.7 million in 2002, and $4.1 million in 2001.

                  ASSETS DESIGNATED

         Iowa law requires that assets equal to a life insurer's legal reserve must be on deposit with the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2003 and 2002, bonds and notes, mortgage loans and policy loans with a

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         carrying value of $2,817.7 million and $2,398.8 million, respectively, were designated for Iowa and various other regulatory authorities as required by law.

                  ASSET RESTRICTIONS

         Certain policyholder account balances are legally part of the Company's separate accounts. However, the assets supporting them are reported in the consolidated balance sheets with the general account assets because the company retains the risk of investment gains and losses. Approximately $581.9 million and $356.6 million of debt securities as of December 31, 2003 and 2002, respectively, are available only to satisfy obligations to these contractholders.

  (4)    INCOME TAX

         The Company files a consolidated life-nonlife federal income tax return with its wholly-owned subsidiaries. The Company has entered into a tax sharing agreement with its affiliates under Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement provides that the allocation of tax expense between the Company and its affiliates is to be based on a ratio of each company's federal income tax, as if it were filing a separate return, to the total federal income tax as calculated on the consolidated federal income tax return. Income tax credits are allocated to companies within the consolidated tax group based on the tax benefit that the consolidated tax group receives from each company.

         Income tax expense (benefit) attributable to income from operations for the years ended December 31 is as follows (000s omitted):

                                             2003            2002            2001
-------------------------------------------------------------------------------------
Current tax expense (benefit)            $     14,188    $    (23,499)   $      5,446
Deferred tax expense (benefit)                 (4,742)          3,045           2,076
-------------------------------------------------------------------------------------

Total income tax expense (benefit)       $      9,446    $    (20,454)   $      7,522
=====================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         Income tax expense (benefit) for the years ended December 31 differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation (000s omitted):

                                                   2003            2002            2001
-------------------------------------------------------------------------------------------
Tax expense (benefit) computed at federal
  corporate tax rate                           $     10,536    $     (9,054)   $     10,899
Meals and entertainment                                  73             101              94
Tax-exempt interest                                    (117)           (181)           (304)
Dividends-received deduction                           (802)           (681)           (880)
Differential earnings rate tax                            -          (9,000)          1,800
Income tax benefit related to prior years                75          (1,216)         (3,615)
Other, net                                             (319)           (423)           (472)
-------------------------------------------------------------------------------------------

Total income tax expense (benefit)             $      9,446    $    (20,454)   $      7,522
===========================================================================================

         Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows (000s omitted):

                                                         2003            2002
---------------------------------------------------------------------------------
Deferred tax assets:
   Insurance reserves                                $     35,399    $     27,520
   Dividends payable to policyholders                       3,577           3,311
   Unearned revenue                                        38,223          38,222
   Pension and other employee benefits                     12,199          13,493
   Real estate investments                                  4,024           4,024
   Other                                                      910             859
---------------------------------------------------------------------------------

Gross deferred tax assets                                  94,332          87,429
---------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                       69,096          64,691
   Unrealized gains                                        31,774          25,529
   Investment income                                          500           4,162
   Deferred revenue                                         7,900           7,364
   Fixed assets                                             2,920           3,556
   Other                                                    9,728           7,397
---------------------------------------------------------------------------------

Gross deferred tax liabilities                            121,918         112,699
---------------------------------------------------------------------------------

Net deferred tax liability                           $    (27,586)   $    (25,270)
=================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

         Management believes that all gross deferred tax assets at December 31, 2003 and 2002 are fully realizable and, consequently, no valuation allowance has been established.

  (5)    RELATED-PARTY TRANSACTIONS

         The Company and CUNA Mutual Insurance Society (CUNA Mutual), a Wisconsin life and health insurer, entered into an agreement of permanent affiliation (the Agreement) effective in 1990. The terms of the Agreement include provisions for reinsurance of each company's future individual life business; the joint development of business plans and distribution systems for the sale of individual insurance and financial services products within the credit union market; and provision for the sharing of certain resources and facilities. Because of the affiliation, certain expenses of the Company are paid by CUNA Mutual and vice-versa. These expenditures are periodically reimbursed.

         In the normal course of business, various transactions are made between the Company and other related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.

         The Company and CUNA Mutual are parties to agreements with MEMBERS Capital Advisors, Inc. (MCA) for investment advisory services. MCA, 50% of which is owned by the Company and 50% owned by CMIC, manages substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. For these services, the Company incurred fees totaling $2.4 million, $2.2 million, and $2.0 million in 2003, 2002 and 2001, respectively. CUNA Mutual and its subsidiaries incurred fees totaling $2.5 million, $3.4 million, and $2.1 million for 2003, 2002 and 2001, respectively.

         The Company invests in mutual funds managed by MCA. The carrying value of these investments was $65.6 million and $52.8 million at December 31, 2003 and 2002, respectively.

         CUNA Brokerage Services, Inc. (CBSI), a subsidiary of CUNA Mutual, is a broker dealer representing the Company in the sale of certain variable annuity, variable universal life and other products which require a broker dealer. Under a cost sharing agreement, CBSI reimburses the Company for various services, office space, equipment and other items incurred on behalf of CBSI; CMLIC received $4.1 million in both 2003 and 2002. CBSI also reimburses the Company for commissions CMLIC pays its representatives for CBSI related business. CMLIC received reimbursements for commissions from CBSI of $40.2 million in 2003 and $41.2 million in 2002.

         Balances due from MCA and CUNA Mutual and its affiliates are reported as other assets and receivables and accounts payable and other liabilities in the accompanying consolidated balance sheets. Amounts due from affiliates were $7.8 million and $11.2 million at December 31, 2003 and 2002, respectively. Amounts due to affiliates were $21.0 million and $48.4 million at December 31, 2003 and 2002, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

  (6)    REINSURANCE

         In the ordinary course of business, the Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured or to diversify its risk and limit its overall financial exposure. The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

         The effects of reinsurance on premiums and on claims and benefits for the years ended December 31 is as follows (000s omitted):

                                             2003            2002            2001
-------------------------------------------------------------------------------------
Premiums:
   Direct                                $     77,449    $     64,312    $     61,190
   Assumed from affiliates                     97,384          88,386          77,693
   Ceded to affiliates                         (6,348)         (6,200)         (6,100)
   Ceded to non-affiliates                     (8,628)         (7,117)         (6,254)
-------------------------------------------------------------------------------------

Net premiums                             $    159,857    $    139,381    $    126,529
=====================================================================================

Claims and benefits:
   Direct                                $    108,705    $     93,080    $     96,484
   Assumed from affiliates                     43,018          34,195          34,214
   Ceded to affiliates                         (6,524)         (6,100)         (5,500)
   Ceded to non-affiliates                     (5,621)         (7,751)         (4,479)
-------------------------------------------------------------------------------------

Net claims and benefits                  $    139,578    $    113,424    $    120,719
=====================================================================================

         At December 31, 2003 and 2002, reinsurance recoverables on insurance reserves and unearned premiums of $700.9 million and $561.8 million, respectively, were reported as assets of which $683.3 million and $548.4 million were recoverable from CUNA Mutual and one of its subsidiaries.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

     (7)  DEFERRED POLICY ACQUISITION COSTS

          A summary of policy acquisition costs deferred and amortized is shown in the following table (000s omitted):

                                         2003           2002           2001
------------------------------------------------------------------------------
Balance at beginning of year         $    215,994    $  218,067    $   216,917
Policy acquisition costs deferred          48,058        46,369         38,637
Policy acquisition costs amortized        (32,505)      (35,669)       (38,710)
Effect of net unrealized gains
  (losses) on securities                    2,882       (12,773)         1,223
------------------------------------------------------------------------------
Balance at end of year               $    234,429    $  215,994    $   218,067
==============================================================================

     (8)  BENEFIT PLANS

          The Company has a noncontributory defined benefit pension plan covering substantially all regular full-time employees and agents. Retirement benefits are based on compensation and years of service. Certain employees are also eligible for a non-qualified defined benefit plan. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. Substantially all the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by MCA.

          The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

          The following table summarizes information about the plans at December 31 (000s omitted):

                                   Pension Benefits        Other Postretirement Benefits
                                  2003          2002         2003              2002
---------------------------------------------------------------------------------------
Fair value of plan assets at
   December 31                $    66,573    $   50,052   $        -        $         -
Benefit obligation at
   December 31                    (79,335)      (69,032)     (24,300)           (35,631)
---------------------------------------------------------------------------------------
Funded status at December 31  $   (12,762)   $  (18,980)  $  (24,300)       $   (35,631)
=======================================================================================
Accrued benefit recognized
   in the consolidated
   balance sheet              $    (4,662)   $  (12,524)  $  (28,386)       $   (26,585)
=======================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

          The following tables provide information for the plans for the years ended December 31 (000s omitted):

                                             2003        2002       2001
---------------------------------------------------------------------------
Pension benefits:

Employer contributions                     $  12,919   $     -   $    2,317
Benefit payments                               5,683     2,013        1,985
Net periodic benefit cost                      4,801     3,614        1,644
===========================================================================

Other postretirement benefits:

Employer contributions                     $     751   $   709   $      596
Benefit payments                                 751       709          596
Net periodic benefit cost                      2,553     4,184        3,971

          The actuarial assumptions used to develop the components of pension and other postretirement benefit expense for the years ended December 31 were as follows:

Discount rate                                    6.3%      6.5%         6.5%
Expected long-term rate of
  return on plan assets                          8.0%      8.0%         7.5%
Assumed rate of compensation increase            4.7%      5.0%         5.0%
----------------------------------------------------------------------------

          The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation are 11.0% reduced over a period of 20 years to 4.0% for 2003 and 12.0% reduced over a period of 20 years to 4.0% for 2002. The discount rate used in determining the accumulated postretirement benefit obligation is 6.5% in 2003 and 2002.

               OTHER POSTEMPLOYMENT BENEFITS

          The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are recognized during an employee's service years if he or she meets certain requirements. The liability for other postemployment benefits was $4.5 million and $3.7 million at December 31, 2003 and 2002, respectively.

               DEFINED CONTRIBUTION PLANS

          The Company has defined contribution thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2003, 2002 and 2001 were $3.0 million, $3.8 million and $2.7 million, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

     (9)  STATUTORY FINANCIAL DATA

          The Company is subject to statutory regulations as to maintenance of policyholders' surplus.

          Risk-Based Capital (RBC) requirements promulgated by the NAIC require
          U. S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2003, the Company's adjusted surplus exceeds minimum requirements.

          CMLIC files statutory-basis financial statements with insurance regulatory authorities. The Iowa Department of Commerce, Insurance Division has allowed CMLIC to use an accounting practice which differs in some respects from prescribed statutory accounting practices (permitted practices). This permitted practice relates to the carrying value of fixed maturity securities held in the separate account which support certain funding agreements. The use of this permitted practice decreased reported statutory surplus by $1.4 million and $1.8 million as of December 31, 2003 and 2002, respectively.

          A reconciliation of the Company's statutory net income and surplus to GAAP net income and policyholders' surplus for the years ended and at December 31 is as follows (000s omitted):


                                            2003           2002          2001
--------------------------------------------------------------------------------
Statutory net income (loss)             $         309  $   (29,271)  $     8,914
Adjustments:
    Deferred policy acquisition costs          15,553       10,701           (73)
    Insurance reserves                        (15,257)      17,390           566
    Federal income taxes                        4,863       (3,092)       (1,328)
    Pension benefits                           (1,847)      (2,750)       (1,644)
    Realized gains (losses)                    (1,933)         486         4,681
    Derivative financial instruments           20,737        3,450          (541)
    Other                                          13       (1,508)       14,519
--------------------------------------------------------------------------------

GAAP net income (loss)                  $      22,438  $    (4,594)  $    25,094
================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

                                                 2003          2002          2001
------------------------------------------------------------------------------------
Statutory surplus                             $  250,898    $  210,075    $  224,749
Adjustments:
   Deferred policy acquisition costs             234,429       215,994       218,067
   Insurance reserves                           (108,316)      (78,928)      (96,319)
   Revaluation of available for sale debt
     securities                                   71,457        81,387        33,689
   Asset valuation reserve for life
     insurance companies                          51,997        44,011        50,364
   Unearned revenue                              (23,062)      (24,509)      (31,265)
   Real estate valuation                          (1,598)       (1,598)       (1,597)
   Accrued postretirement benefit liability      (14,434)      (13,896)      (13,176)
   Dividends payable to policyholders             14,321        13,560        13,335
   Accrual for pension benefits                  (15,244)       (7,753)      (10,147)
   Federal income taxes                          (39,668)      (47,039)      (21,455)
   Derivative financial instruments                    -        (2,970)         (406)
   Other                                           2,189           542        (5,804)
------------------------------------------------------------------------------------
GAAP policyholders' surplus                   $  422,969    $  388,876    $  360,035
====================================================================================

     (10) COMMITMENTS AND CONTINGENCIES

          The Company is liable for guaranty fund assessments related to unaffiliated insurance companies that have become insolvent during 2003 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies.

          The Company has established a liability of $1.0 million in 2003 and 2002 for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $0.8 million in 2003 and $0.7 million in 2002. Recoveries of assessments from premium taxes are generally made over a five-year period.

          The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

     (11) NOTES PAYABLE

          The Company entered into an advances, collateral pledge and security agreement with the Federal Home Loan Bank of Des Moines (FHLB) and $15.0 million was outstanding as of December 31, 2003. As a condition of the agreement, the Company must purchase FHLB common stock and is allowed to borrow up to a multiple of that stock ownership and post collateral to secure any advances. Based on those terms, an additional $5.0 million was available to CMLIC at December 31, 2003. The Company has pledged debt securities with a fair value of $29.3 million to collateralize advances made under the agreement. Interest is calculated daily at floating rates ranging from 1.14% to 1.26% and is payable monthly. Borrowings from the FHLB are used for short-term cash flow management and are typically settled within one month.

          The Company has an outstanding liability of $1.0 million and $1.2 million as of December 31, 2003 and 2002, respectively, as a result of a non-recourse interest-free loan and grant made by the Community Redevelopment Agency of the City of Los Angeles, California (CRA) in 1996. The loan is secured by real estate with an appraisal value that exceeds the loan principal balance. The loan is being amortized on a straight-line basis over 240 months beginning in 2001. Payments totaling approximately $55,000 annually are due through 2021.

     (12) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

          Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows.

          Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

          The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

               CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS, AND ACCRUED INVESTMENT INCOME

          The carrying amounts for these instruments approximate their fair values.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

               POLICY LOANS

          Policy loans are considered an integral part of the underlying insurance policies. Because policy loans are often repaid by reducing policy benefits and due to their variable maturity dates, it is not practicable to estimate their fair value.

               INVESTMENT SECURITIES

          Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices.

               MORTGAGE LOANS

          The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

               DERIVATIVE FINANCIAL INSTRUMENTS

          The fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment. Fair values for derivatives traded on an exchange are based on quoted market prices.

               INVESTMENT-TYPE CONTRACTS

          The fair value of the Company's liabilities under investment-type insurance contracts such as annuities is based on the account balance less applicable surrender charges.

               NOTES PAYABLE

          The short-term note payable has a variable interest rate and the carrying amount is a reasonable estimate of fair value. The other note payable is discounted using cash flow techniques as described for mortgage loans.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

           The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows (000s omitted):

                                            2003                            2002
                                  Carrying       Estimated        Carrying       Estimated
                                   Amount        Fair Value        Amount        Fair Value
--------------------------------------------------------------------------------------------
Financial instruments
  Recorded as assets:
    Debt securities             $  2,682,834    $  2,682,834    $  2,231,030    $  2,231,030
    Equity securities                125,124         125,124          78,770          78,770
    Mortgage loans                   242,029         268,821         275,971         307,653
    Short-term investments           228,114         228,114         186,058         186,058
    Cash and cash equivalents         73,061          73,061          62,286          62,286
    Accrued investment income         36,759          36,759          30,874          30,874
    Derivatives                        4,264           4,264           1,930           1,930

Financial instruments
   recorded as liabilities:
    Investment-type contracts     (2,446,832)     (2,397,708)     (1,889,177)     (1,837,043)
    Notes payable                    (15,977)        (15,989)         (1,226)         (1,031)
    Derivatives                       (8,582)         (8,582)         (8,229)         (8,229)
============================================================================================

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         All required financial statements are included in Part B.

(b)      Exhibits

         1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

         2.       Not Applicable.

         3.(a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (b) Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         4.(a) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on April 17, 2001.


           (b) State Variations to Contract Form No. 2000-CVA. . Incorporated herein by reference to post-effective amendment number 4 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on April 29, 2003.


           (c) TSA Endorsement, Form No. 1659 (VANN). Incorporated herein by reference to post-effective amendment number 7 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

           (d) IRA Endorsement, Form No. 3762 (VANN) 2000. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on April 17, 2001.

           (e) Roth IRA Endorsement, Form No. 99-VAROTH. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

           (f) 5% Guarantee Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (g) 7 Year Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (h) Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (i) Waiver of Surrender Charge Endorsement. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (j) Amendment to Contract, Form No. 2002-VAAMEND. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on February 28, 2002.

         5.(a) Variable Annuity Application. Incorporated herein by reference to pre-effective amendment number 1 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on October 31, 2000.

           (b)    State Variations to Application Form No. 2002-CVAAPP.

         6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

           (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on February 28, 2002.

         7.       Not Applicable.

         8.       Not Applicable.

         9. Opinion of Counsel from Kevin S. Thompson. Incorporated herein by reference to pre-effective amendment number 1 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on October 31, 2000.

         10.      PricewaterhouseCoopers LLP Consent.

         11.      Not applicable.

         12.      Not applicable.





         13.      Not applicable.


         14.      Not applicable.

Power of Attorney.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY


Name                                    Position/Office
----                                    ---------------
DIRECTORS

Eldon R. Arnold**                       Director
James L. Bryan**                        Director
Loretta M. Burd**                       Director & Chairman of the Board
Ralph B. Canterbury**                   Director
Thomas R. Graham**                      Director
Jerald R. Hinrichs**                    Director
Thomas C. Jones**                       Director
Michael B. Kitchen**                    Director
Brian L. McDonnell**                    Director & Vice Chairman
C. Alan Peppers**                       Director
Neil A. Springer**                      Director
Farouk D.G. Wang**                      Director
Larry T. Wilson**                       Director

EXECUTIVE OFFICERS

James E. Gowan                          CUNA Mutual Life Insurance Company*
                                        Chief Officer - Sales & Marketing

Michael S. Daubs**                      CUNA Mutual Life Insurance Company*
                                        Chief Officer - Investments

Lon Sprecher**                          CUNA Mutual Life Insurance Company*
                                        Chief Officer - Credit Union Enterprise

Rick R. Roy                             CUNA Mutual Life Insurance Company
                                        Chief Officer - Technology

Jeffrey D. Holley                       CUNA Mutual Life Insurance Company
                                        Chief Officer - Finance

Michael B. Kitchen**                    CUNA Mutual Life Insurance Company*
                                        President and Chief Executive Officer

Reid A. Koenig***                       CUNA Mutual Life Insurance Company*
                                        Chief Officer - Operations

Daniel E. Meylink, Sr.**                CUNA Mutual Life Insurance Company*
                                        Chief Officer - Members Solution Group

Faye Patzner**                          CUNA Mutual Life Insurance Company*
                                        Chief Officer - Legal

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

***      Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

                          CUNA MUTUAL INSURANCE SOCIETY
                   Organizational Chart As Of November 7, 2003



CUNA Mutual Insurance Society
Business:  Life, Health & Disability Insurance
May 20, 1935*
State of domicile:  Wisconsin


CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business:  Holding Company
         October 15, 1972*
         State of domicile:  Wisconsin

CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business: Corporate Property/Casualty Insurance May 23, 1960*
                           State of domicile:  Wisconsin

                  CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           (1) Credit Union Mutual Insurance Society New Zealand Ltd.
                                    Business:  Fidelity Bond Coverage
                                    November 1, 1990*
                                    Country of domicile:  New Zealand
                                    Incorporated in New Zealand on November
                                    25, 1977
                                    Purchased from New Zealand League on
                                    November 1, 1990

                  b.       CUNA Brokerage Services, Inc.
                           Business: Brokerage
                           July 19, 1985* State of domicile: Wisconsin

                  c.       CUNA Mutual General Agency of Texas, Inc.
                           Business: Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas

                  d.       MEMBERS Life Insurance Company
                           Business:  Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile:  Wisconsin
                           Formerly CUMIS Life & CUDIS

                  e.       International Commons, Inc.
                           Business: Special Events
                           January 13, 1981*
                           State of domicile: Wisconsin

                  f.       CUNA Mutual Mortgage Corporation
                           Business: Mortgage Servicing
                           November 20, 1978* Incorporated
                           December 1, 1995 Wholly Owned
                           State of domicile: Wisconsin

                  g.       CUNA Mutual Insurance Agency, Inc.
                           Business: Leasing/Brokerage
                           March 1, 1974*
                           State of domicile: Wisconsin
                           Formerly CMCI Corporation


                  h.       Stewart Associates Incorporated
                           Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown March 6, 1998
                           State of domicile: Wisconsin



                  i.       CMG Mortgage Assurance Company
                           Formerly Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance
                           50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Company Incorporated in California on March 3, 1969 Acquired by CUNA Mutual Investment Corporation April 14, 1994
                           State of domicile:  Wisconsin



                  j.       CUNA Mutual Business Services, Inc.
                           Business:  Financial Services
                           Incorporated April 22, 1974
                           Wholly owned March 6, 2000
                           State of domicile:  Wisconsin


                  CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)      CUNA Mutual Insurance Agency of Alabama,
                                    Inc.
                                    Business:  Property & Casualty Agency
                                    May 27, 1993
                                    State of domicile:  Alabama

                           (2)      CUNA Mutual Insurance Agency of New Mexico,
                                    Inc.
                                    Business:  Brokerage of Corporate & Personal
                                    Lines
                                    June 10, 1993*
                                    State of domicile:  New Mexico

                           (3)      CUNA Mutual Insurance Agency of Hawaii, Inc.
                                    Business:  Property & Casualty Agency
                                    June 10, 1993*
                                    State of domicile:  Hawaii

                           (4) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
                                    Business: Property & Casualty Agency
                                    June 24, 1993*
                                    State of domicile:  Mississippi

                           (5)      CUNA Mutual Insurance Agency of Kentucky,
                                    Inc.
                                    Business:  Brokerage of Corporate & Personal
                                    Lines
                                    October 5, 1994*
                                    State of domicile:  Kentucky

                           (6)      CUNA Mutual Insurance Agency of
                                    Massachusetts, Inc.
                                    Business: Brokerage of Corporate & Personal
                                    Lines
                                    January 27, 1995*
                                    State of domicile:  Massachusetts





                           (7)      CUNA Mutual Insurance Agency of Texas, Inc.
                                    Business:  Property and Casualty Coverage
                                    September 5, 1973
                                    State of Domicile:  Texas


2.       C.U.I.B.S. Pty. Ltd.
         Business: Brokerage
         February 18, 1981*
         Country of domicile: Australia

3.       CUNA Caribbean Insurance Society Limited
         Business:  Life and Health
         July 4, 1985*
         Country of domicile:  Trinidad and Tobago





4.       CUNA Caribbean Insurance Services Limited
         Business: Consultants, Advisors and Managers for Insurance & Pension Plans
         Incorporated November 26, 1991
         Country of domicile:  Trinidad and Tobago



5.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business: Holding Company
         September 17, 1999*
         Country of domicile:  Australia


         CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:


                  (1)      CUNA Mutual Life Australia, Ltd.

                           Business:  Life Insurance
                           October 15, 1999
                           Country of domicile:  Australia

6.       CUNA Mutual Group, Limited
         Business: Brokerage
         May 27, 1998
         Country of domicile: U.K.


* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:





1.       C.U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989



2.       The CUMIS Group Limited
         63.3% ownership by CUNA Mutual Insurance Society
         December 31, 1991


         The CUMIS Group Limited is the 100% owner of the following companies:

                  a.       CUMIS Life Insurance Company
                           Business: Creditor Group, Individual Life and Disability Insurance
                           January 1, 1977
                           Country of domicile:  Canada

                  b.       CUMIS General Insurance Company
                           Business:  Property & Casualty Insurance
                           July 1, 1980
                           Country of domicile:  Canada

                  c.       MemberCARE Financial Services Limited
                           Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program August 1, 1993
                           Country of domicile:  Canada

                  d.       MemberCARE Financial Services Partnership
                           Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
                           January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
                           Country of domicile:  Canada

                  e.       Canadian Northern Shield Insurance Company
                           Business: Property & Casualty Insurance
                           February 1, 1985
                           Country of domicile: British Columbia, Canada

                  f.       CUMIS Services Limited
                           Business: Acquisitions and Insurance Agency
                           Management Services
                           June 1, 2000
                           Country of domicile:  Canada

                  g.       WESTCU Insurance Services Limited
                           Business:  Insurance Agency Management
                           June 21, 2000
                           Country of domicile:  Westminster, Canada


3.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992



4.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value owned by CUNA Mutual Insurance Agency, Inc. DUE to Ohio regulations, CUNA Mutual Insurance Agency, Inc. Holds no voting stock in this corporation.
         June 14, 1993



5.       CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
         Company)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Mortgage Insurance Company
         April 14, 1994



6.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares
         May 10, 1990

7.       CU Interchange Group, Inc.
         Owned by CUNA Strategic Services, Inc. and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock



8.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999



9.       Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations
         March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock



10. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999


         CUNA Mutual Australia Limited is the 100% owner of the following companies:

                  a. CUNA Mutual Insurance Brokers Pty Limited (formerly NCUIS Insurance Brokers Pty Limited)
                           Business: Provides Insurance Brokerage Capability

                  b. CUNA Mutual Underwriting (Agencies) Pty Limited (formerly NCUIS Underwriting (Agencies) Pty Limited), which itself is a wholly-owned subsidiary of CUNA Mutual Insurance Brokers Pty Limited
                           Business: Provides Insurance Brokerage Capability

                  c. CUNA Mutual Technology Services Australia Pty Limited (formerly Direct Insurance Network International Pty Limited)
                           Business: Provides Technology Solutions in Support of Our Insurance Operations


11.      CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999


Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

2.       "Sofia LTD." (Ukraine)
         99.96% ownership by CUNA Mutual Insurance Society
         .04% ownership by CUMIS Insurance Society, Inc.
         March 6, 1996

3.       `FORTRESS' (Ukraine)
         80% ownership by "Sofia LTD."
         19% ownership by The Ukrainian National Association of Savings and Credit Unions
         1% ownership by Service Center by UNASCU
         September 25, 1996

4.       MEMBERS Development Company LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Credit Unions & CUSOs
         September 24, 1999

5.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society
         33.3% ownership by CUNA & Affiliates
         33.3% ownership by American Association of Credit Union Leagues January 5, 2000


6.       HRValue Group LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Leagues & League Service Organizations
         December 1, 2000


7.       Lending Call Center Services, LLC
         Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions Incorporated June 24, 2002
         Owned by a sole Class A Owner - APPRO Systems, Inc.
         Owned by a sole Class B Owner - CUNA Mutual Investment Corporation

Affiliated (Nonstock)

1.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

2.       CUNA Mutual Life Insurance Company
         July 1, 1990

ITEM 27. NUMBER OF CONTRACTOWNERS


         As of January 31, 2004, there were 239 non-qualified contracts outstanding and 197 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

         (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

         (b)      Officers and Directors of CUNA Brokerage.


Name and Principal                     Positions and Offices                    Positions and Offices
 Business Address                       With the Underwriter                       With Registrant
 ----------------                       --------------------                       ---------------
Christine M. Anderson*              Secretary & Treasurer              Forecasting & Planning Vice President, Finance

Grael B. Barker                     Director                           None

Dennis J. Godfrey                   Director                           None

Katherine I. Grete**                Assistant Treasurer                Business Finance Team
                                                                       Financial Analysis Manager

Timothy Halevan**                   Chief Compliance Officer           Chief Compliance Officer

John W. Henry*                      Director  & Vice President         Senior Vice President - Members
                                                                       Solutions Group

Kevin T. Lenz                       Director                           Senior Vice President - Members
                                                                       Solutions Group

Tracy K. Lien*                      Assistant Secretary                Recording Secretary/Technical Writer

Faye A. Patzner*                    Chief Officer - Legal              Chief Officer - Legal

Gloria Wallace**                    Assistant Vice President           Assistant Vice President - Brokerage
                                                                       Operations & Ad. Services

Mark T. Warshauer*                  Director                           Senior Vice President

Mark K. Willson*                    Assistant Secretary                Assistant Vice President - Associate
                                                                       General Counsel


*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

         (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2003, was $93,807.00. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

ITEM 30. LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 19th day of April, 2004.


                                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                    (REGISTRANT)
                                    BY CUNA MUTUAL LIFE INSURANCE COMPANY

                                    By: /s/  Michael B. Kitchen
                                        -----------------------------------
                                        Michael B. Kitchen
                                        President


Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 19th day of April, 2004.


                                    CUNA MUTUAL LIFE INSURANCE COMPANY
                                    (DEPOSITOR)

                                    By:  /s/  Michael B. Kitchen
                                         -----------------------
                                         Michael B. Kitchen
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.


     SIGNATURE AND TITLE                                     DATE              SIGNATURE AND TITLE                 DATE
/s/ ELDON R. ARNOLD                                            *        /s/ THOMAS C. JONES                           *
-------------------------------                                         ----------------------------------
Eldon R. Arnold, Director                                               Thomas C. Jones, Director

/s/ JAMES L. BRYAN                                             *        /s/ BRIAN L. MCDONNELL                        *
-------------------------------                                         ----------------------------------
James L. Bryan, Director                                                Brian L. McDonnell, Director

/s/ LORETTA M. BURD                                            *        /s/ C. ALAN PEPPERS                           *
-------------------------------                                         ----------------------------------
Loretta M. Burd, Director                                               C. Alan Peppers, Director

/s/ RALPH B. CANTERBURY                                        *        /s/ NEIL A. SPRINGER                          *
-------------------------------                                         ----------------------------------
Ralph B. Canterbury, Director                                           Neil A. Springer, Director

/s/ THOMAS R. GRAHAM                                           *        /s/ MARGARET GALLARDO-CORTEZ               4/19/04
-------------------------------                                         ----------------------------------
Thomas R. Graham, Director                                               Margaret Gallardo-Cortez,
                                                                         Attorney-In-Fact

/s/ JERALD R. HINRICHS                                         *        /s/ FAROUK D. G. WANG                         *
-------------------------------                                         ----------------------------------
Jerald R. Hinrichs, Director                                            Farouk D. G. Wang, Director

/s/ MICHAEL B. KITCHEN                                      4/19/04     /s/ LARRY T. WILSON                           *
-------------------------------                                         ----------------------------------
Michael B. Kitchen, Director                                            Larry T. Wilson, Director


*Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity indicated on the date indicated.


  SIGNATURE AND TITLE                                             DATE
/s/ Jeffrey D. Holley                                          04/19/2004
------------------------------------                           -----------
Jeffrey D. Holley  Date                                           Date
Chief Financial Officer

/s/ Michael B. Kitchen                                         04/19/2004
------------------------------------                           -----------
Michael B. Kitchen  Date                                          Date
President and Chief Executive Officer

                                  EXHIBIT INDEX




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